UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: September 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                   Multi-Strategy Market Neutral Investments


         Semi-Annual Report          [LOGO] TRAK(R)
         September 30, 2003          Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents

SHAREHOLDER LETTER..........................................  1

SCHEDULE OF INVESTMENTS.....................................  4

SCHEDULE OF SECURITIES SOLD SHORT........................... 21

STATEMENT OF ASSETS AND LIABILITIES......................... 32

STATEMENT OF OPERATIONS..................................... 33

STATEMENTS OF CHANGES IN NET ASSETS......................... 34

NOTES TO FINANCIAL STATEMENTS............................... 35

FINANCIAL HIGHLIGHTS........................................ 40

Consulting Group
Capital Markets Funds

DEAR SHAREHOLDER:

The global financial markets rose sharply from mid-March 2003 through the end of September for the Consulting Group Capital Markets Funds -- Multi-Strategy Market Neutral Investments (or the "Fund"). The gains more than offset the losses suffered in the first quarter of 2003. For the six months ended September 30, 2003, the U.S. equity markets rose 18.44% as measured by the S&P 500 Index. The international equity markets increased 28.96% as measured by the Morgan Stanley Capital International Europe, Australasia and the Far East Index ("MSCI EAFE"). Bond market returns were positive as interest rates fell for much of the year. These positive returns mask the volatility in returns and investor sentiment. Through October 2002, the global investors' preference was to hold the lowest risk assets and avoid the higher risk assets. Since then, investors have shifted assets back to equities and corporate bonds.

We have detailed the causes of the risk aversion in several of our recent letters. The concerns over the inconsistent economic recovery, geopolitical risks and the broad heading of corporate governance remain. However, since March, investors have focused on the positive effects of an accommodative monetary and fiscal policy and the potential and benefits for economic and profit growth. Within the equity universe, investors favored smaller companies, and companies with greater earnings leverage to the economic recovery. The relative-safety of companies that have earnings stability and quality lagged the market in the recent rebound.

The return to equity investing was a global phenomenon, just like the retreat from equities. Many of the same trends that drove equity prices in the U.S. drove equity prices in foreign markets. The primary factors or statistics that influenced returns were high beta, high influence of the economic cycle, and the ability to bounce farther back up from the lows. Many have started to invest under the belief that the harder the fall, the higher the recovery. Unfortunately, in both the U.S. and foreign markets, we believe corporate successes and earnings recovery are still very far away for many of these stocks.

The bond market received much attention during the equity bear market as the safe haven in which to invest. This perception hides the risks and volatility within the fixed-income markets. In the summer of 2003, interest rates on longer-term government bonds rose sharply. For some individual bond issues, the corresponding drop in price was a near 10% loss in value. As we highlighted in earlier letters, the recent recovery in the corporate bond market was one of the positive fundamental factors that helped equity prices to begin climbing off the October 2002 lows. Like the equity market recovery, the individual fixed income securities that performed best were those rated below investment grade. The high-yield sector of the bond market produced returns that looked equity-like (greater than 20% for the one-year period).

Consulting Group, in its capacity as Investment Manager for the Fund, is responsible for overseeing and implementing the multiple strategies utilized--Convertible Arbitrage, Merger Arbitrage and Equity Market Neutral.

For your review, we have included a brief description of each style:

 . Convertible Arbitrage: consists of buying debt securities, preferred stocks and other securities convertible into common stock and hedging a portion of the equity risk inherent in the securities. The hedging is achieved by selling short the common stock of the company. Camden Asset Management, L.P. ("Camden") was added in April 2003, as a sub-adviser responsible for this strategy along with Calamos Asset Management. Camden uses a combination of fundamental and quantitative analyses to screen for convertible securities that are attractively valued relative to the underlying common stock. Camden also employs credit risk hedging where appropriate, using common stock and straight debt. Portfolio holdings will typically represent a diversified mix of opportunity sets, either focusing on earning high current income and hedging away most market risks or focusing on volatility/credit changes with opportunity for capital gain.

 . Merger Arbitrage: the strategy is designed to profit from the successful completion of announced merger and acquisition transactions involving publicly owned companies. The portfolio establishes merger arbitrage positions by purchasing the shares (a long position) of the target company at a discount to the value of the consideration offered in the merger or tender offer. A short sale position is initiated in the acquiring company. Pegasus Investments, Inc. was responsible for this strategy during the period. Camden may also invest up to 10% of its allocated assets in merger arbitrage strategies.

 . Equity Market Neutral: consists of purchasing stocks of companies the sub-adviser believes are undervalued and will outperform the equity markets. At the same time, the sub-adviser sells short the stock of companies it believes are overvalued and will underperform the markets. Freeman Associates Investment Management LLC ("Freeman") was added in April 2003, as a sub-adviser responsible for this strategy along with SSI Investment Management Inc. and Franklin Portfolio Associates LLC. Freeman's investment process combines fundamental valuation, expectational valuation, price momentum and top-down valuations, favoring stocks with stable price histories. Industry and sector weightings maintain neutrality, with other risk factors kept balanced by having equal dollar amounts long and short.

For the six months ended September 30, 2003, the Fund managed to return 1.06%, underperforming its primary benchmark, the S&P 500 Index, which returned 18.44%. However, the Fund also compares its performance with the 90-Day T-Bill Index, which returned only 0.50% during the period.

The S&P 500 Index is a broad-based unmanaged index of widely held common stocks. The 90-Day T-Bill Index is composed of one three-month U.S. Treasury Bill whose return is tracked until its maturity. Unlike the Fund, the S&P 500 Index and the 90-Day T-Bill Index are unmanaged and do not include any deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Each of the sub-advisers was able to produce positive results for the Fund over the trailing six months, but on a relative basis, the best performing strategy was Convertible Arbitrage. Despite record new convertible issuance, the two sub-advisers generated solid gains, helped by higher volatility within the equity market and narrowing credit spreads. The Merger Arbitrage strategy provided modest gains for the Fund during the period. As a result of growing mergers and acquisitions ("M&A") activity, the sub-adviser has been able to be more fully invested than earlier in the year. Finally, the Equity Market Neutral sub-advisers added positive returns to the Fund, in a challenging environment. Downtrodden stocks with relative high volatility did well, while stocks with better fundamental characteristics, favored by our sub-advisers, did less well.

As of the end of September 2003, the strategy allocations were: 1% to Cash, 45% Equity Market Neutral, 44% Convertible Arbitrage, and 10% Merger Arbitrage.

Overall, the equity and fixed-income markets produced positive results for the year, about which we are pleased. The importance of asset allocation and diversification of assets among multiple strategies and managers remains at the core of our process. We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Sincerely,
/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief
Executive Officer

November 10, 2003

The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

  Average Annual Returns for the Period Ended September 30, 2003+ (unaudited)



                            Without       With      S&P 500    90-Day
                          TRAK(R) Fee TRAK(R) Fee++ Index*  T-Bill Index*
-------------------------------------------------------------------------
Since Inception (5/10/99)    5.46%         3.88%
3 Year                       3.22          1.68
1 Year                       0.85         (0.65)
Six Months**                 1.06          0.30      18.44%     0.50%

--------
+ All figures represent past performance and are not a guarantee of future results. The principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions on the redemption of fund shares.

++The Fund is available only to investors participating in an advisory program.
  These programs charge an annual fee, which in the case of TRAK(R) may be up to 1.50%.

* The S&P 500 Index is a broad-based unmanaged index of widely held common stocks. The 90-Day T-Bill Index is composed of one three-month U.S. Treasury Bill whose return is tracked until its maturity. Unlike the Fund, the S&P 500 Index and the 90-Day T-Bill Index are unmanaged and do not include any deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

**Total return is not annualized, as it may not be representative of the total return for the year.

The Fund makes short sales of securities, which may result in losses greater than the amount invested. Although the Fund's strategies attempt to neutralize the effect of general trends in the equity markets, an investment in the Fund is subject to the risks associated with investing in equity securities generally. Equity securities, particularly common stocks, have historically generated higher average returns than fixed-income securities, but have also experienced significantly more volatility on those returns. In addition to the risks associated with equity securities, convertible arbitrage also entails risks associated with fixed-income securities, such as interest rate and credit risk. There may be a risk of insufficient merger arbitrage investment opportunities and the risk that a proposed transaction is not completed, is negatively negotiated or is delayed and the price of the target company's securities declines. The Fund may engage in active and frequent trading which would increase the investor's tax liability and increase transaction costs, which would in turn, reduce the Fund's performance.

          Schedule of Investments
          September 30, 2003 (unaudited)


  Shares                       Security                           Value
-------------------------------------------------------------------------------
COMMON STOCK+ -- 50.8%

Aerospace and Defense -- 1.0%
     6,800 DRS Technologies, Inc.*........................... $      164,084
     5,200 Honeywell International Inc.......................        137,020
    31,249 Integrated Defense Technologies, Inc.*............        524,358
    15,500 L-3 Communications Holdings, Inc.*................        670,375
     2,200 Northrop Grumman Corp.............................        189,684
     2,100 Precision Castparts Corp..........................         73,710
     6,800 Rockwell Collins, Inc.............................        171,700
     8,700 United Defense Industries, Inc.*..................        246,993
                                                              --------------
                                                                   2,177,924
                                                              --------------

Air Freight and Couriers -- 0.2%
     2,600 FedEx Corp........................................        167,518
     3,000 J.B. Hunt Transport Services, Inc.*...............         78,060
     5,100 Ryder System, Inc.................................        149,532
                                                              --------------
                                                                     395,110
                                                              --------------

Airlines -- 0.0%
     5,200 Southwest Airlines Co.............................         92,040
                                                              --------------

Auto Components -- 0.8%
     6,515 Aftermarket Technology Corp.*.....................         74,336
     2,300 American Axle & Manufacturing Holdings, Inc.*.....         68,034
    21,800 Autoliv, Inc......................................        657,706
     1,725 BorgWarner, Inc...................................        117,041
    31,863 Dana Corp.........................................        491,646
     7,400 Delphi Corp.......................................         66,970
     3,250 Lear Corp.*.......................................        171,080
                                                              --------------
                                                                   1,646,813
                                                              --------------

Automobiles -- 0.2%
    10,800 Ford Motor Co.....................................        116,316
     3,100 General Motors Corp...............................        126,883
     4,900 Winnebago Industries, Inc.........................        218,442
                                                              --------------
                                                                     461,641
                                                              --------------

Banks -- 5.1%
     5,300 Astoria Financial Corp............................        163,787
     3,250 Bank of America Corp..............................        253,630
     8,000 The Bank of New York Co., Inc.....................        232,880
     1,963 CB Bancshares, Inc................................        120,236
     1,500 Charter One Financial, Inc........................         45,900
     5,300 Commerce Bancorp, Inc.............................        253,923
     6,784 Connecticut Bancshares, Inc.......................        347,680
     2,200 East West Bancorp, Inc............................         94,050
    10,204 First Essex Bancorp, Inc..........................        519,282
    15,906 First Niagara Financial Group, Inc................        240,181
    17,600 First Tennessee National Corp.....................        747,296
     4,800 FleetBoston Financial Corp........................        144,720
    25,668 Franklin Financial Corp...........................        793,398
     1,500 Golden West Financial Corp........................        134,265
     7,025 Greater Bay Bancorp...............................        146,120
     1,950 GreenPoint Financial Corp.........................         58,227
     3,600 Hibernia Corp., Class A Shares....................         72,936

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Banks -- 5.1% (continued)
     1,700 Hudson United Bancorp............................. $       59,789
       700 Independence Community Bank Corp..................         24,451
     2,400 IndyMac Bancorp, Inc..............................         55,608
     1,125 International Bancshares Corp.....................         46,631
    16,186 Mercantile Bankshares Corp........................        647,442
     8,426 MountainBank Financial Corp.*.....................        278,564
     4,100 National City Corp................................        120,786
    22,700 National Commerce Financial Corp..................        564,776
    14,966 New York Community Bancorp, Inc...................        471,579
     5,900 North Fork Bancorp., Inc..........................        205,025
     2,850 PNC Financial Services Group......................        135,603
    13,200 Popular, Inc......................................        525,360
     9,425 Provident Financial Services, Inc.................        180,583
     6,812 Resource Bankshares Corp..........................        198,487
    43,739 Roslyn Bancorp, Inc...............................      1,026,992
    11,000 Sovereign Bancorp, Inc............................        204,050
    24,834 St. Francis Capital Corp..........................        731,113
    11,875 U.S. Bancorp......................................        284,881
    10,797 United National Bancorp...........................        358,568
     8,600 Washington Mutual, Inc............................        338,582
                                                              --------------
                                                                  10,827,381
                                                              --------------

Beverages -- 0.5%
    10,150 The Coca-Cola Co..................................        436,044
    13,200 Coca-Cola Enterprises Inc.........................        251,592
     6,900 Constellation Brands, Inc., Class A Shares*.......        210,381
     4,700 PepsiAmericas, Inc................................         68,103
                                                              --------------
                                                                     966,120
                                                              --------------

Biotechnology -- 0.9%
     9,700 Abgenix, Inc.*....................................        140,553
     2,825 Amgen Inc.*.......................................        182,410
     8,267 Biogen, Inc.*.....................................        316,047
     2,300 Cephalon, Inc.*...................................        105,616
     6,000 Dendreon Corp.*...................................         53,100
       900 Genentech, Inc.*..................................         72,126
     1,500 Genzyme Corp.*....................................         69,375
    10,800 Human Genome Sciences, Inc.*......................        147,528
     9,548 IDEC Pharmaceuticals Corp.*.......................        316,516
     1,800 ImClone Systems Inc.*.............................         69,696
     6,400 MedImmune, Inc.*..................................        211,264
    14,900 Repligen Corp.*...................................         80,311
     7,100 Vicuron Pharmaceuticals Inc.*.....................        125,670
                                                              --------------
                                                                   1,890,212
                                                              --------------

Building Products -- 0.1%
     3,200 American Standard Cos. Inc.*......................        269,600
                                                              --------------

Chemicals -- 1.0%
     1,100 Airgas, Inc.......................................         19,580
     4,000 Cabot Corp........................................        114,040
     1,900 Cytec Industries Inc.*............................         69,350
     7,300 The Dow Chemical Co...............................        237,542
     4,700 E.I. du Pont de Nemours and Co....................        188,047
     3,500 Eastman Chemical Co...............................        117,250

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Chemicals -- 1.0% (continued)
     4,700 Great Lakes Chemical Corp......................... $       94,517
     7,000 Hercules Inc.*....................................         79,310
     1,900 The Lubrizol Corp.................................         61,655
    20,600 Monsanto Co.......................................        493,164
     3,850 The Scotts Co., Class A Shares*...................        210,595
     7,900 Sigma-Aldrich Corp................................        410,326
                                                              --------------
                                                                   2,095,376
                                                              --------------

Commercial Services and Supplies -- 2.1%
     6,800 Allied Waste Industries, Inc.*....................         73,440
     3,950 Avery Dennison Corp...............................        199,554
     5,750 The Brink's Co....................................         99,820
    14,780 Cendant Corp.*....................................        276,238
     4,100 Cintas Corp.......................................        151,044
   124,940 Concord EFS, Inc.*................................      1,707,930
       800 Deluxe Corp.......................................         32,112
     6,750 DST Systems, Inc.*................................        253,800
     3,850 FactSet Research Systems Inc......................        170,748
     4,800 First Data Corp...................................        191,808
     1,300 ITT Educational Services, Inc.*...................         62,296
     6,125 Manpower Inc......................................        227,238
     2,400 R.R. Donnelley & Sons Co..........................         59,688
     4,888 Right Management Consultants, Inc.*...............         88,375
     8,700 Tetra Tech, Inc. *................................        173,217
     6,900 University of Phoenix Online*.....................        459,402
     2,900 Viad Corp.........................................         69,252
     2,300 West Corp.*.......................................         54,717
                                                              --------------
                                                                   4,350,679
                                                              --------------

Communications Equipment -- 0.9%
     1,200 ADTRAN, Inc.......................................         73,416
     3,400 Advanced Fibre Communications, Inc.*..............         71,298
    20,900 Corning Inc.*.....................................        196,878
    12,700 Nokia Oyj, Sponsored ADR..........................        198,120
    13,500 PC-Tel, Inc.*.....................................        144,045
    10,100 Polycom, Inc.*....................................        167,761
    15,200 Powerwave Technologies, Inc.*.....................        100,624
    10,000 QUALCOMM Inc......................................        416,400
    10,700 Scientific-Atlanta, Inc...........................        333,305
     6,700 UTStarcom, Inc.*..................................        213,127
    12,100 Westell Technologies, Inc., Class A Shares*.......         90,629
                                                              --------------
                                                                   2,005,603
                                                              --------------

Computers and Peripherals -- 0.7%
    11,500 ATI Technologies Inc.*............................        170,775
     1,200 Avid Technology, Inc.*............................         63,408
     9,400 Dell Inc.*........................................        313,866
     5,800 Imation Corp......................................        189,370
     1,000 SanDisk Corp.*....................................         63,740
    23,500 Storage Technology Corp.*.........................        567,290
     8,250 Synaptics Inc.*...................................         88,770
     6,300 Western Digital Corp.*............................         81,207
                                                              --------------
                                                                   1,538,426
                                                              --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Construction and Engineering -- 0.1%
     6,075 Jacobs Engineering Group Inc.*.................... $      273,983
                                                              --------------

Containers and Packaging -- 0.7%
     1,700 AptarGroup, Inc...................................         62,373
     6,200 Bemis Co., Inc....................................        274,660
     4,290 Chesapeake Corp...................................         96,697
     9,300 Owens-Illinois, Inc.*.............................        106,206
    43,520 Pactiv Corp.*.....................................        882,586
     2,700 Sonoco Products Co................................         59,265
     1,300 Temple-Inland Inc.................................         63,115
                                                              --------------
                                                                   1,544,902
                                                              --------------

Diversified Financials -- 2.2%
     1,475 Affiliated Managers Group, Inc.*..................         92,630
     9,800 The Bear Stearns Cos., Inc........................        733,040
     4,200 Capital One Financial Corp........................        239,568
     1,000 Countrywide Financial Corp........................         78,280
    11,200 Doral Financial Corp..............................        526,400
     9,500 E*TRADE Financial Corp.*..........................         87,970
     4,200 Friedman, Billings, Ramsey Group, Inc., Class A
            Shares...........................................         72,450
     1,825 The Goldman Sachs Group, Inc......................        153,118
     5,400 Investors Financial Services Corp.................        169,560
     8,400 J.P. Morgan Chase & Co............................        288,372
     1,700 Lehman Brothers Holdings Inc......................        117,436
    11,000 MBNA Corp.........................................        250,800
     2,600 Merrill Lynch & Co., Inc..........................        139,178
    25,444 Neuberger Berman Inc..............................      1,065,340
     3,500 New Century Financial Corp........................         99,120
     2,200 Principal Financial Group, Inc....................         68,178
     9,900 Providian Financial Corp.*........................        116,721
     2,500 State Street Corp.................................        112,500
     3,550 T. Rowe Price Group Inc...........................        146,473
     1,700 WFS Financial Inc.*...............................         62,951
                                                              --------------
                                                                   4,620,085
                                                              --------------

Diversified Telecommunication Services -- 0.6%
     4,900 AT&T Corp.........................................        105,595
     6,800 CenturyTel, Inc...................................        230,452
     4,700 Commonwealth Telephone Enterprises, Inc.*.........        188,611
     8,400 SBC Communications Inc............................        186,900
    35,400 Sprint Corp. -- Fon Group.........................        534,540
     1,600 Verizon Communications Inc........................         51,904
                                                              --------------
                                                                   1,298,002
                                                              --------------

Electric Utilities -- 1.7%
     3,475 Dominion Resources, Inc...........................        215,102
    28,900 DPL Inc...........................................        495,635
     4,300 Edison International*.............................         82,130
     4,300 Entergy Corp......................................        232,845
    15,100 Exelon Corp.......................................        958,850
     3,900 FPL Group, Inc....................................        246,480
    23,300 Great Plains Energy Inc...........................        706,456
     3,700 Northeast Utilities...............................         66,304
     1,100 NSTAR.............................................         52,250
     3,000 OGE Energy Corp...................................         67,770

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Electric Utilities -- 1.7% (continued)
     2,800 Puget Energy, Inc................................. $       62,804
     4,800 TXU Corp..........................................        113,088
     6,925 Wisconsin Energy Corp.............................        211,697
                                                              --------------
                                                                   3,511,411
                                                              --------------

Electrical Equipment -- 0.5%
     1,700 Cooper Industries, Ltd., Class A Shares...........         81,651
     3,300 Emerson Electric Co...............................        173,745
    19,600 Energizer Holdings, Inc.*.........................        720,692
     1,400 Tecumseh Products Co., Class A Shares.............         52,234
                                                              --------------
                                                                   1,028,322
                                                              --------------

Electronic Equipment and Instruments -- 0.8%
     4,000 Amphenol Corp., Class A Shares*...................        208,200
     4,500 Avnet, Inc.*......................................         74,340
     7,050 AVX Corp..........................................         96,514
     4,050 Global Imaging Systems, Inc.*.....................         99,630
     1,600 Mettler-Toledo International Inc.*................         57,520
     4,100 Millipore Corp.*..................................        188,846
    16,000 PerkinElmer, Inc..................................        244,960
    10,000 Sanmina-SCI Corp.*................................         97,000
     5,225 ScanSource, Inc.*.................................        190,921
     5,500 Thermo Electron Corp.*............................        119,350
     6,100 Trimble Navigation Ltd.*..........................        141,215
     8,450 Vishay Intertechnology, Inc.*.....................        148,044
                                                              --------------
                                                                   1,666,540
                                                              --------------

Energy Equipment and Services -- 1.3%
     2,800 BJ Services Co.*..................................         95,676
     5,600 ENSCO International Inc...........................        150,192
    17,925 FMC Technologies, Inc.*...........................        383,953
    11,900 Halliburton Co....................................        288,575
     2,300 Helmerich & Payne, Inc............................         60,122
     5,400 Nabors Industries, Ltd.*..........................        201,204
     1,700 National-Oilwell, Inc.*...........................         30,838
     7,500 Patterson-UTI Energy, Inc.*.......................        203,025
     8,300 Rowan Cos., Inc.*.................................        204,014
     1,300 Tidewater Inc.....................................         36,790
    47,441 TMBR/Sharp Drilling, Inc.*........................        832,115
    10,000 Unit Corp.*.......................................        188,400
                                                              --------------
                                                                   2,674,904
                                                              --------------

Food and Drug Retailing -- 0.3%
     3,300 Albertson's, Inc..................................         67,881
     8,975 Duane Reade Inc.*.................................        143,151
     1,400 Rite Aid Corp.*...................................          7,224
    10,700 SUPERVALU INC.....................................        255,302
    14,800 Winn-Dixie Stores, Inc............................        142,820
                                                              --------------
                                                                     616,378
                                                              --------------

Food Products -- 0.6%
     4,425 Central Garden & Pet Co.*.........................        115,581
     9,300 ConAgra Foods, Inc................................        197,532
     8,550 Dean Foods Co.*...................................        265,306
     5,900 Del Monte Foods Co.*..............................         51,389

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Food Products -- 0.6% (continued)
     4,000 Delta and Pine Land Co............................ $       92,040
     6,800 Imperial Sugar Co.*...............................         67,932
     6,275 Kellogg Co........................................        209,271
    15,975 Tyson Foods, Inc., Class A Shares.................        225,727
                                                              --------------
                                                                   1,224,778
                                                              --------------

Gas Utilities -- 0.9%
     4,400 Kinder Morgan, Inc................................        237,644
    13,400 Nicor Inc.........................................        470,876
    33,200 NiSource Inc......................................        663,336
     3,000 ONEOK, Inc........................................         60,510
     2,300 Sempra Energy.....................................         67,528
     4,200 Southwestern Energy Co.*..........................         76,020
     7,625 UGI Corp..........................................        220,591
                                                              --------------
                                                                   1,796,505
                                                              --------------

Healthcare Equipment and Supplies -- 1.5%
    16,500 Applera Corp. -- Applied Biosystems Group.........        368,115
     1,500 Beckman Coulter, Inc..............................         68,310
    10,200 Becton, Dickinson and Co..........................        368,424
     8,700 EPIX Medical, Inc.*...............................        148,074
    17,550 Fisher Scientific International Inc.*.............        696,559
     7,400 Guidant Corp......................................        346,690
       800 INAMED Corp.*.....................................         58,760
     4,000 Medtronic, Inc....................................        187,680
    10,000 STERIS Corp.*.....................................        230,200
     2,300 Stryker Corp......................................        173,213
     6,800 SurModics, Inc.*..................................        182,512
    10,975 Wright Medical Group, Inc.*.......................        277,448
                                                              --------------
                                                                   3,105,985
                                                              --------------

Healthcare Providers and Services -- 1.3%
    14,486 AdvancePCS*.......................................        660,127
     1,000 Apria Healthcare Group Inc.*......................         27,380
    15,100 Caremark Rx, Inc.*................................        341,260
     2,100 DaVita, Inc.*.....................................         66,843
     4,800 Health Net Inc.*..................................        152,016
     2,600 Henry Schein, Inc.*...............................        147,420
    16,300 McKesson Corp.....................................        542,627
     1,800 Mid Atlantic Medical Services, Inc.*..............         92,574
     1,500 PacifiCare Health Systems, Inc.*..................         73,200
     6,000 UnitedHealth Group Inc............................        301,920
     7,800 WebMD Corp.*......................................         69,576
     2,500 WellChoice Inc.*..................................         75,325
     2,380 WellPoint Health Networks Inc.*...................        183,487
                                                              --------------
                                                                   2,733,755
                                                              --------------

Hotels, Restaurants and Leisure -- 1.3%
    68,848 Acres Gaming Inc.*................................        787,662
         1 Carnival PLC, ADR.................................             35
    11,800 CBRL Group, Inc...................................        418,664
       400 Cedar Fair, L.P...................................         11,200
    12,607 Gaylord Entertainment Co.*........................        309,502
     1,700 GTECH Holdings Corp...............................         72,845

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Hotels, Restaurants and Leisure -- 1.3% (continued)
    14,800 Hilton Hotels Corp................................ $      240,056
    11,075 McDonald's Corp...................................        260,705
     6,300 MGM MIRAGE........................................        230,265
     6,700 Park Place Entertainment Corp.*...................         60,367
     8,600 Six Flags, Inc.*..................................         45,236
     7,700 Starwood Hotels & Resorts Worldwide, Inc..........        267,960
    13,125 Triarc Cos., Inc., Class A Shares.................        132,169
                                                              --------------
                                                                   2,836,666
                                                              --------------

Household Durables -- 1.3%
     9,900 The Black & Decker Corp...........................        401,445
     2,200 Centex Corp.......................................        171,336
    21,000 D.R. Horton, Inc..................................        686,700
     9,875 Fortune Brands, Inc...............................        560,406
     1,200 Hovnanian Enterprises, Inc., Class A Shares*......         77,244
     1,200 KB HOME...........................................         71,592
       300 Lancaster Colony Corp.............................         11,931
    10,900 La-Z-Boy Inc......................................        241,980
       200 NVR, Inc.*........................................         93,300
     1,000 The Ryland Group, Inc.............................         73,110
     6,095 The Toro Co.......................................        274,275
     1,200 Whirlpool Corp....................................         81,324
                                                              --------------
                                                                   2,744,643
                                                              --------------

Household Products -- 0.2%
     4,100 The Procter & Gamble Co...........................        380,562
                                                              --------------

Industrial Conglomerates -- 0.1%
     1,300 Carlisle Cos. Inc.................................         56,706
     3,600 Textron Inc.......................................        142,020
                                                              --------------
                                                                     198,726
                                                              --------------

Information Technology Consulting and Services -- 0.5%
     8,900 Accenture Ltd., Class A Shares*...................        198,826
     2,000 Computer Sciences Corp.*..........................         75,140
    11,500 MPS Group, Inc.*..................................        103,500
    36,350 The Titan Corp.*..................................        757,534
                                                              --------------
                                                                   1,135,000
                                                              --------------

Insurance -- 2.7%
     2,600 American Financial Group, Inc.....................         56,550
     3,000 Aon Corp..........................................         62,550
    23,175 Fidelity National Financial, Inc..................        696,641
    28,800 First American Corp...............................        717,120
     2,350 The Hartford Financial Services Group, Inc........        123,680
     5,500 Infinity Property & Casualty Corp.................        154,605
    26,941 John Hancock Financial Services, Inc..............        910,606
     3,375 Lincoln National Corp.............................        119,407
     7,950 MetLife, Inc......................................        222,997
     2,800 Odyssey Re Holdings Corp..........................         57,624
     8,500 Old Republic International Corp...................        281,265
     2,200 The PMI Group, Inc................................         74,250
     5,200 ProAssurance Corp.*...............................        134,316
     4,600 The Progressive Corp..............................        317,906
    11,500 Protective Life Corp..............................        343,275
     3,700 Prudential Financial, Inc.........................        138,232
     4,000 Radian Group Inc..................................        177,600

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                        Security                           Value
-----------------------------------------------------------------------------

Insurance -- 2.7% (continued)
      2,000 Reinsurance Group of America, Inc................. $       81,500
      5,750 RenaissanceRe Holdings Ltd........................        262,372
      5,775 The St. Paul Cos., Inc............................        213,848
      1,600 Torchmark Corp....................................         65,024
      9,000 UnumProvident Corp................................        132,930
      6,600 W. R. Berkley Corp................................        226,116
        900 XL Capital Ltd., Class A Shares...................         69,696
                                                               --------------
                                                                    5,640,110
                                                               --------------

Internet Software and Services -- 0.2%
     25,625 AsiaInfo Holdings, Inc.*..........................        172,712
     10,100 Digitas Inc.*.....................................         73,326
     10,119 Overture Services, Inc.*..........................        268,052
                                                               --------------
                                                                      514,090
                                                               --------------

Leisure Equipment and Products -- 0.1%
      9,400 Eastman Kodak Co..................................        196,836
      2,700 Marvel Enterprises, Inc.*.........................         60,075
                                                               --------------
                                                                      256,911
                                                               --------------

Machinery -- 1.3%
     12,500 AGCO Corp.*.......................................        214,250
      6,100 Caterpillar Inc...................................        419,924
      7,300 Deere & Co........................................        389,163
      6,600 Dover Corp........................................        233,442
      1,100 Eaton Corp........................................         97,482
        600 Harsco Corp.......................................         23,082
      5,200 Ingersoll-Rand Co., Class A Shares................        277,888
      4,375 ITT Industries, Inc...............................        261,800
      5,600 Pall Corp.........................................        125,664
      1,500 Pentair, Inc......................................         59,805
     11,679 SPS Technologies, Inc.*...........................        525,555
      3,100 SPX Corp.*........................................        140,368
      2,900 Wabash National Corp.*............................         46,255
                                                               --------------
                                                                    2,814,678
                                                               --------------

Media -- 1.5%
      1,300 Cox Communications, Inc., Class A Shares*.........         41,106
      6,900 Dow Jones & Co., Inc..............................        326,715
     12,200 Fox Entertainment Group, Inc., Class A Shares*....        341,478
     27,200 General Motors Corp.*.............................        389,232
      2,800 Getty Images, Inc.*...............................         98,448
      1,700 Hearst-Argyle Television, Inc.*...................         41,140
     14,850 The Interpublic Group of Cos., Inc.*..............        209,682
     17,400 Liberty Media Corp., Class A Shares*..............        173,478
     19,100 Mediacom Communications Corp.*....................        127,970
     10,180 Metro-Goldwyn-Mayer Inc.*.........................        156,161
      3,100 Regal Entertainment Group, Class A Shares.........         57,660
     16,030 Time Warner Inc.*.................................        242,213
      4,000 Tribune Co........................................        183,629
     12,300 Viacom Inc., Class B shares.......................        471,090
     11,900 The Walt Disney Co................................        240,023
      5,600 Westwood One, Inc.*...............................        169,064
                                                               --------------
                                                                    3,269,089
                                                               --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Metals and Mining -- 1.0%
     4,125 Alcan Inc......................................... $      157,823
    48,499 Ashanti Goldfields Co. Ltd., Sponsored GDR*.......        506,815
     1,700 CONSOL Energy Inc.................................         31,586
     3,000 Freeport-McMoRan Copper & Gold, Inc., Class B
            Shares...........................................         99,300
     9,800 Inco Ltd.*........................................        271,950
     3,600 Newmont Mining Corp...............................        140,724
    17,500 Peabody Energy Corp...............................        548,975
     3,575 Quanex Corp.......................................        120,120
     7,500 United States Steel Corp..........................        137,850
                                                              --------------
                                                                   2,015,143
                                                              --------------

Multiline Retail -- 0.7%
     6,800 Big Lots, Inc.*...................................        107,508
    13,950 BJ's Wholesale Club, Inc.*........................        270,212
     1,550 Dollar Tree Stores, Inc.*.........................         51,925
     5,535 Federated Department Stores, Inc..................        231,917
    18,550 J.C. Penney Co., Inc..............................        396,414
     2,400 The May Department Stores Co......................         59,112
     6,000 Saks Inc.*........................................         69,180
       300 Sears, Roebuck and Co.............................         13,119
     5,200 Wal-Mart Stores, Inc..............................        290,420
                                                              --------------
                                                                   1,489,807
                                                              --------------

Multi-Utilities -- 0.5%
    20,800 The AES Corp.*....................................        154,336
    21,300 MDU Resources Group, Inc..........................        719,514
     2,900 Questar Corp......................................         89,349
                                                              --------------
                                                                     963,199
                                                              --------------

Office Electronics -- 0.1%
     6,500 IKON Office Solutions, Inc........................         47,515
     6,700 Xerox Corp.*......................................         68,742
                                                              --------------
                                                                     116,257
                                                              --------------

Oil and Gas -- 2.4%
    20,000 Anadarko Petroleum Corp...........................        835,200
     2,300 Apache Corp.......................................        159,482
     2,900 BP PLC, Sponsored ADR.............................        122,090
     2,500 Burlington Resources Inc..........................        120,500
    35,000 Chesapeake Energy Corp............................        377,300
    10,775 Comstock Resources, Inc.*.........................        143,954
     2,900 ConocoPhillips....................................        158,775
        88 Cross Timbers Royalty Trust.......................          1,849
     8,800 Evergreen Resources, Inc.*........................        237,600
     9,100 Exxon Mobil Corp..................................        333,060
    26,300 Marathon Oil Corp.................................        749,550
     1,700 Newfield Exploration Co.*.........................         65,569
    19,650 Occidental Petroleum Corp.........................        692,270
     7,800 Pioneer Natural Resources Co.*....................        198,588
     1,500 Pogo Producing Co.................................         67,920
     4,475 Quicksilver Resources Inc.*.......................        109,324
     1,700 Sunoco, Inc.......................................         68,374
     8,700 Ultra Petroleum Corp.*............................        121,365
     2,100 Unocal Corp.......................................         66,192
     4,800 Valero Energy Corp................................        183,696
     8,600 XTO Energy, Inc...................................        180,514
                                                              --------------
                                                                   4,993,172
                                                              --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Paper and Forest Products -- 0.2%
     4,600 Boise Cascade Corp................................ $      126,960
     2,700 Georgia-Pacific Corp..............................         65,448
     6,600 Louisiana-Pacific Corp.*..........................         90,948
     6,125 MeadWestvaco Corp.................................        156,188
     1,800 Rayonier Inc......................................         73,080
                                                              --------------
                                                                     512,624
                                                              --------------

Personal Products -- 0.1%
     5,700 The Estee Lauder Cos., Inc., Class A Shares.......        194,370
                                                              --------------

Pharmaceuticals -- 1.2%
     4,200 Abbott Laboratories...............................        178,710
     2,550 American Pharmaceutical Partners, Inc.*...........         79,943
     2,800 Barr Laboratories, Inc.*..........................        190,988
     3,800 Endo Pharmaceuticals Holdings Inc.*...............         77,710
     1,800 Eon Labs, Inc.*...................................         69,030
     3,500 Forest Laboratories, Inc.*........................        180,075
     7,750 IVAX Corp.*.......................................        151,900
     5,800 Johnson & Johnson.................................        287,216
     4,500 Merck & Co. Inc...................................        227,790
     1,100 Mylan Laboratories Inc............................         42,515
     9,000 Pfizer Inc........................................        273,420
     1,500 Pharmaceutical Resources, Inc.*...................        102,330
     2,200 Sepracor Inc.*....................................         60,588
    10,500 SICOR Inc.*.......................................        202,440
     3,700 Taro Pharmaceutical Industries Ltd.*..............        208,532
     6,200 Watson Pharmaceuticals, Inc.*.....................        258,478
                                                              --------------
                                                                   2,591,665
                                                              --------------

Real Estate -- 1.6%
    10,400 American Financial Realty Trust...................        146,640
     3,100 Annaly Mortgage Management Inc....................         50,902
     5,900 Boston Properties, Inc............................        256,473
     4,400 BRE Properties, Inc., Class A Shares..............        145,112
     1,400 CBL & Associates Properties, Inc..................         69,860
    24,204 Chateau Communities, Inc..........................        720,311
     1,600 Cousins Properties, Inc...........................         44,400
    72,829 Crown American Realty Trust.......................        866,665
     1,600 General Growth Properties, Inc....................        114,720
     2,000 iStar Financial Inc...............................         77,900
     2,800 The Macerich Co...................................        105,700
    14,151 Newhall Land & Farming Co.........................        559,106
     8,625 Taubman Centers, Inc..............................        169,050
     2,500 Thornburg Mortgage, Inc...........................         63,325
                                                              --------------
                                                                   3,390,164
                                                              --------------

Road and Rail -- 0.6%
     1,800 Burlington Northern Santa Fe Corp.................         51,966
    19,165 Roadway Corp......................................        934,677
     7,125 Yellow Corp.*.....................................        212,895
                                                              --------------
                                                                   1,199,538
                                                              --------------

Semiconductor Equipment and Products -- 1.6%
     3,600 Amkor Technology, Inc.*...........................         51,156
    39,900 Applied Micro Circuits Corp.*.....................        194,313

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Semiconductor Equipment and Products -- 1.6% (continued)
    27,525 ASML Holding N.V., NY Registered Shares*.......... $      361,403
    39,450 Conexant Systems, Inc.*...........................        223,287
    55,700 Genesis Microchip Inc.*...........................        624,397
    11,100 Integrated Circuit Systems, Inc.*.................        333,444
     3,400 Intel Corp........................................         93,534
    11,800 Kulicke and Soffa Industries, Inc.*...............        127,912
    19,560 MEMC Electronic Materials, Inc.*..................        213,400
    16,700 Micron Technology, Inc.*..........................        224,114
     6,100 National Semiconductor Corp.*.....................        196,969
    17,900 Pixelworks, Inc.*.................................        154,298
     3,875 QLogic Corp.*.....................................        182,164
     3,400 Rambus Inc.*......................................         57,052
    20,800 Skyworks Solutions, Inc.*.........................        189,280
     1,775 Ultratech, Inc.*..................................         50,110
                                                              --------------
                                                                   3,276,833
                                                              --------------

Software -- 1.5%
     8,400 Advent Software, Inc.*............................        135,156
    13,100 Citrix Systems, Inc.*.............................        289,248
     3,800 Computer Associates International, Inc............         99,218
     9,800 Compuware Corp.*..................................         52,528
     3,500 Electronic Arts Inc.*.............................        322,805
    10,655 Jack Henry & Associates, Inc......................        185,290
    46,633 Legato Systems, Inc.*.............................        522,756
    38,737 PeopleSoft, Inc.*.................................        704,626
    27,289 PracticeWorks, Inc.*..............................        585,895
     5,900 RSA Security Inc.*................................         84,253
     7,000 VERITAS Software Corp.*...........................        219,800
                                                              --------------
                                                                   3,201,575
                                                              --------------

Specialty Retail -- 3.1%
     2,600 Advance Auto Parts, Inc.*.........................        184,340
    39,300 AutoNation, Inc.*.................................        689,322
     2,600 Barnes & Noble, Inc.*.............................         66,066
     1,100 Best Buy Co., Inc.*...............................         52,272
    25,800 Blockbuster Inc., Class A Shares..................        541,800
     3,400 Borders Group, Inc.*..............................         64,328
     7,300 Charlotte Russe Holding Inc.*.....................         75,117
     2,200 Claire's Stores, Inc..............................         73,612
    19,100 Foot Locker, Inc..................................        309,420
     8,500 Hollywood Entertainment Corp.*....................        144,500
    20,200 The Home Depot, Inc...............................        643,370
     5,138 Hot Topic, Inc.*..................................        115,799
     2,435 Hughes Supply, Inc................................         79,016
     8,350 Limited Brands....................................        125,918
     2,500 Lowe's Cos., Inc..................................        129,750
     2,875 Michaels Stores, Inc..............................        117,185
     4,100 Office Depot, Inc.*...............................         57,605
    63,437 OfficeMax, Inc.*..................................        594,405
     9,088 Pacific Sunwear of California, Inc.*..............        187,748
     5,630 PETsMART, Inc.....................................        127,801
     2,600 RadioShack Corp...................................         73,866
     7,875 Regis Corp........................................        252,788
    24,438 Rent-A-Center, Inc.*..............................        789,331

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


  Shares                       Security                           Value
----------------------------------------------------------------------------

Specialty Retail -- 3.1% (continued)
    24,100 The Sherwin-Williams Co........................... $      708,781
     2,425 Sonic Automotive, Inc.............................         58,346
     2,100 Staples, Inc.*....................................         49,875
     3,825 Tiffany & Co......................................        142,787
     5,800 Toys "R" Us, Inc.*................................         69,774
     2,000 Urban Outfitters, Inc.*...........................         52,120
     2,600 West Marine, Inc.*................................         49,530
                                                              --------------
                                                                   6,626,572
                                                              --------------

Textiles and Apparel -- 0.4%
     3,000 Coach, Inc.*......................................        163,800
     6,775 Liz Claiborne, Inc................................        230,689
     9,480 Reebok International Ltd..........................        316,916
     6,375 Tommy Hilfiger Corp.*.............................         75,926
                                                              --------------
                                                                     787,331
                                                              --------------

Tobacco -- 0.0%
     2,200 Altria Group, Inc.................................         96,360
                                                              --------------

Trading Companies and Distributors -- 0.1%
     3,900 CDW Corp..........................................        225,186
                                                              --------------

Venture Capital -- 0.0%
     1,200 Magellan Midstream Partners, L.P..................         54,972
                                                              --------------

Wireless Telecommunication Services -- 0.5%
     4,900 Crown Castle International Corp.*.................         46,109
    40,200 Nextel Communications, Inc., Class A Shares*......        791,538
    12,900 PanAmSat Corp.*...................................        186,792
                                                              --------------
                                                                   1,024,439
                                                              --------------
           TOTAL COMMON STOCK (Cost -- $97,967,355)..........    107,362,157
                                                              --------------
ESCROW SHARES -- 0.0%
     8,283 Seagate Technology, Inc. (Cost -- $0).............              0
                                                              --------------
PREFERRED STOCK+ -- 13.1%

Aerospace/Defense -- 0.4%
     7,500 Northrop Grumman Corp., 7.000% Exchangeable 4/4/21        884,250
                                                              --------------

Auto Manufacturers -- 2.4%
    42,800 Ford Motor Co., Capital Trust II, 6.500%
            Exchangeable 1/15/32.............................      1,853,668
   120,000 General Motors Corp., 6.250% Exchangeable 7/15/33.      3,234,000
                                                              --------------
                                                                   5,087,668
                                                              --------------

Banks -- 1.4%
    15,000 Commerce Capital Trust II, 5.950% Exchangeable
            3/11/32..........................................        851,250
    58,300 National Australia Bank Ltd., 7.875% Exchangeable
            12/31/49.........................................      2,098,800
                                                              --------------
                                                                   2,950,050
                                                              --------------

Diversified Financial Services -- 0.5%
    30,600 Household International Inc., 8.875% Exchangeable
            2/15/06..........................................      1,145,358
                                                              --------------

Electric -- 0.5%
    27,600 Calpine Capital Trust II, 5.500% Exchangeable
            2/1/05...........................................      1,159,200
                                                              --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


Shares                     Security                           Value
------------------------------------------------------------------------

Electronics -- 0.2%
24,000 Solectron Corp., 7.250% Exchangeable 11/15/04..... $      400,080
                                                          --------------

Environmental Control -- 0.5%
17,500 Allied Waste Industries Inc., 6.250% Exchangeable
        4/1/06...........................................      1,089,375
                                                          --------------

Forest Products and Paper -- 0.3%
13,550 Temple-Inland Inc., 7.500% Exchangeable 5/17/05...        661,918
                                                          --------------

Gas -- 0.5%
34,000 Oneok Inc., 8.500% Exchangeable 2/16/06...........        977,500
                                                          --------------

Healthcare Products -- 0.6%
24,000 Baxter International Inc., 7.000% Exchangeable
        2/16/06..........................................      1,263,600
                                                          --------------

Home Builders -- 0.5%
25,000 Fleetwood Capital Trust II, 9.500% Exchangeable
        2/15/13..........................................        531,250
10,000 Fleetwood Capital Trust III, 9.500% Exchangeable
        2/15/13..........................................        528,750
                                                          --------------
                                                               1,060,000
                                                          --------------

Insurance -- 2.1%
20,000 Chubb Corp., 7.000% Exchangeable 8/16/06..........        555,000
28,100 Hartford Financial Services Group Inc., 6.000%
        Exchangeable 11/16/06............................      1,520,491
       Phoenix Cos., Inc.:
19,500  7.000% Exchangeable 11/13/05.....................        641,063
32,000  7.250% Exchangeable 2/16/06......................      1,144,000
 8,500 Reinsurance Group Of America, 5.750% Exchangeable
        3/18/51..........................................        506,812
                                                          --------------
                                                               4,367,366
                                                          --------------

Internet -- 0.1%
 4,700 Indymac Capital Trust I, 6.000% Exchangeable
        11/14/31.........................................        221,746
                                                          --------------

Iron/Steel -- 0.3%
10,000 United States Steel Corp., 7.000% Exchangeable
        6/15/06..........................................        665,000
                                                          --------------

Machinery - Diversified -- 0.4%
13,200 Cummins Capital Trust I, 7.000% Exchangeable
        6/15/31..........................................        778,800
                                                          --------------

Media -- 0.5%
10,000 Radio One Inc., 6.500% Exchangeable 7/15/05.......      1,020,000
                                                          --------------

Office/Business Equipment -- 0.9%
30,000 Xerox Corp., 7.500% Exchangeable 11/27/21++.......      1,946,250
                                                          --------------

Packaging and Containers -- 0.2%
18,200 Owens-Illinois Inc., 4.750% Exchangeable 12/31/49.        520,520
                                                          --------------

Real Estate -- 0.0%
   400 Cornerstone Realty Inc., zero coupon Exchangeable
        12/31/49*........................................          3,233
                                                          --------------

Retail -- 0.6%
30,000 Toys "R" Us Inc., 6.250% Exchangeable 8/16/05.....      1,179,000
                                                          --------------

Transportation -- 0.2%
 6,847 Union Pacific Capital Trust, 6.250% Exchangeable
        4/1/28...........................................        346,629
                                                          --------------
       TOTAL PREFERRED STOCK (Cost -- $25,542,899).......     27,727,543
                                                          --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


   Face
  Amount                       Security                           Value
----------------------------------------------------------------------------
CORPORATE CONVERTIBLE BONDS+ -- 23.2%

Advertising -- 1.3%
$1,000,000 Interpublic Group of Cos., Inc., Sr. Notes,
            4.500% due 3/15/23............................... $    1,416,250
   900,000 Lamar Advertising Co., Sr. Notes, 2.875% due
            12/31/10.........................................        830,250
   500,000 Omnicom Group, Sr. Notes, zero coupon due
            6/15/33++........................................        492,500
                                                              --------------
                                                                   2,739,000
                                                              --------------

Aerospace/Defense -- 0.2%
   400,000 Edo Corp., Sub. Notes, 5.250% due 4/15/07.........        412,000
                                                              --------------

Apparel -- 0.3%
   550,000 Reebok International Ltd., Debentures, 4.250% due
            3/1/21...........................................        583,687
                                                              --------------

Biotechnology -- 0.5%
   750,000 ICOS Corp., Sub. Notes, 2.000% due 7/1/23++.......        698,437
   450,000 Protein Design Labs Inc., Sub. Notes, 2.750% due
            8/16/23++........................................        441,562
                                                              --------------
                                                                   1,139,999
                                                              --------------

Computers -- 2.0%
 1,000,000 Cadence Design Systems Inc., Sr. Notes, zero
            coupon due 8/15/23++.............................      1,036,250
 1,000,000 DST Systems Inc., Debentures, 4.125% due 8/15/23++      1,115,000
   550,000 Electronics for Imaging, Sr. Notes, 1.500% due
            6/1/23++.........................................        593,312
 1,000,000 Maxtor Corp., Sr. Notes, 6.800% due 4/30/10++.....      1,405,000
                                                              --------------
                                                                   4,149,562
                                                              --------------

Distribution/Wholesale -- 1.0%
 3,000,000 Costco Wholesale Corp., Sub. Notes, zero coupon
            due 8/19/17......................................      2,178,750
                                                              --------------

Electric -- 2.0%
 2,500,000 Duke Energy Corp., Bonds, 1.750% due 5/15/23......      2,490,625
 1,300,000 Sierra Pacific Resources, Notes, 7.250% due
            2/14/10++........................................      1,820,000
                                                              --------------
                                                                   4,310,625
                                                              --------------

Electronics -- 1.2%
 1,200,000 Agilent Technologies Inc., Debentures, 3.000% due
            12/1/21..........................................      1,216,500
 1,150,000 Flextronics International Ltd., Notes, 1.000% due
            8/1/10++.........................................      1,332,562
                                                              --------------
                                                                   2,549,062
                                                              --------------

Healthcare - Products -- 0.7%
   450,000 Advanced Medical Optics Inc., 3.500% due 4/15/23++        498,375
           Medicis Pharmaceutical Corp., Sr. Notes:
   500,000  2.500% due 6/4/32................................        585,625
   250,000  2.500% due 6/4/32++..............................        292,813
                                                              --------------
                                                                   1,376,813
                                                              --------------

Insurance -- 2.0%
 1,500,000 AmerUs Group Co., Bonds, 2.000% due 3/6/32........      1,578,750
   650,000 First American Corp., Debentures, 4.500% due
            4/15/08..........................................        674,375
           Odyssey Re Holdings Corp., Debentures:
   100,000  4.375% due 6/15/22...............................        117,000
   300,000  4.375% due 6/15/22++.............................        351,000
   500,000 PMA Capital Corp., Sr. Notes, 4.250% due 9/30/22..        520,000
   700,000 Scottish Re Group Ltd., Sr. Notes, 4.500% due
            12/1/22++........................................        903,000
                                                              --------------
                                                                   4,144,125
                                                              --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


   Face
  Amount                        Security                           Value
-----------------------------------------------------------------------------

Internet -- 0.5%
            Yahoo! Inc., Sr. Notes:
$   250,000  Zero coupon due 4/1/08........................... $      279,063
    750,000  Zero coupon due 4/1/08++.........................        837,188
                                                               --------------
                                                                    1,116,251
                                                               --------------

Lodging -- 0.3%
    500,000 Hilton Hotels Corp., Sr. Notes, 3.375% due
             4/15/23++........................................        528,750
                                                               --------------

Media -- 1.0%
  2,000,000 Liberty Media Corp., Debentures, 0.750% due
             3/30/23++........................................      2,157,500
                                                               --------------

Mining -- 1.4%
  1,550,000 Freeport-McMoRan Copper and Gold Inc., Sr. Notes,
             7.000% due 2/11/11...............................      2,080,875
    900,000 Inco Ltd., Debentures, 1.000% due 3/14/23.........        938,250
                                                               --------------
                                                                    3,019,125
                                                               --------------

Miscellaneous Manufacturers -- 0.5%
  1,000,000 Tyco International Group SA, 2.750% due 1/15/18...      1,101,250
                                                               --------------

Packaging and Containers -- 0.5%
  1,000,000 Sealed Air Corp., Sr. Notes, 3.000% due 6/30/33++.      1,001,250
                                                               --------------

Pharmaceuticals -- 0.8%
    900,000 Celgene Corp., Sr. Notes, 1.750% due 6/1/08++.....      1,042,875
    450,000 Teva Pharmaceutical Finance N.V., 0.750% due
             8/15/21..........................................        613,125
                                                               --------------
                                                                    1,656,000
                                                               --------------

Retail -- 1.8%
  2,650,000 AnnTaylor Stores Corp., 0.550% due 6/18/19........      1,831,813
    600,000 Foot Locker Inc., Sub. Notes, 5.500% due 6/1/08...        682,500
    650,000 Gap Inc., Sr. Notes, 5.750% due 3/15/09...........        817,375
    470,000 School Specialty Inc., Sub. Notes, 6.000% due
             8/1/08...........................................        501,138
                                                               --------------
                                                                    3,832,826
                                                               --------------

Semiconductors -- 1.3%
  1,000,000 Micron Technology Inc., Sub. Notes, 2.500% due
             2/1/10++.........................................      1,335,000
            Skyworks Solutions Inc., Notes:
    800,000  4.750% due 11/15/07..............................        991,000
    400,000  4.750% due 11/15/07++............................        495,500
                                                               --------------
                                                                    2,821,500
                                                               --------------

Software -- 2.1%
            Acxiom Corp., Sub. Notes:
    485,000  3.750% due 2/15/09...............................        531,075
    300,000  3.750% due 2/15/09++.............................        328,500
  1,375,000 Computer Associates International Inc., Sr.
             Notes, 1.625% due 12/15/09++.....................      2,035,000
  1,500,000 First Data Corp., Notes, 2.000% due 3/1/08........      1,627,500
                                                               --------------
                                                                    4,522,075
                                                               --------------

Telecommunications -- 0.9%
    900,000 American Tower Corp., Sr. Notes, 3.250% due
             8/1/10++.........................................        969,750
  1,050,000 Lucent Technologies Inc., Debentures, 2.750% due
             6/15/25..........................................      1,015,875
                                                               --------------
                                                                    1,985,625
                                                               --------------

                      See Notes to Financial Statements.

          Schedule of Investments
          (unaudited) (continued)


   Face
  Amount                        Security                           Value
-------------------------------------------------------------------------------

Toys/Games/Hobbies -- 0.3%
$   500,000 Hasbro Inc., Debentures, 2.750% due 12/1/21++..... $     553,750
                                                               -------------

Transportation -- 0.6%
  1,000,000 Yellow Corp., Sr. Notes, 5.000% due 8/8/23++......     1,178,750
                                                               -------------
            TOTAL CORPORATE CONVERTIBLE BONDS (Cost --
            $45,009,929)......................................    49,058,275
                                                               -------------

 Contracts
------------
PURCHASED OPTIONS -- 0.1%

Diagnostic Equipment -- 0.1%
        130 IGEN International, Inc., Call @ 45, Expire
             12/20/03 (Cost -- $161,590)......................       163,800
                                                               -------------
            SUB-TOTAL INVESTMENTS (Cost -- $168,681,773)......   184,311,775
                                                               -------------

   Face
  Amount
----------
REPURCHASE AGREEMENTS -- 12.8%
$ 7,232,000 Merrill Lynch & Co., Inc., 0.950% due 10/1/03;
             Proceeds at maturity -- $7,232,191; (Fully
             collateralized by various U.S. government agency
             obligations, 0.000% to 7.500% due 10/2/03 to
             11/15/16; Market value -- $7,376,640)............     7,232,000
 19,778,000 State Street Bank and Trust Co., 0.880% due
             10/1/03; Proceeds at maturity -- $19,778,483;
             (Fully collateralized by U.S. Treasury Bonds,
             6.250% to 7.125% due 2/15/23 to 8/15/23; Market
             value -- $20,182,209)............................    19,778,000
                                                               -------------
            TOTAL REPURCHASE AGREEMENTS (Cost -- $27,010,000).    27,010,000
                                                               -------------
            TOTAL INVESTMENTS -- 100.0% (Cost --
            $195,691,773**)................................... $ 211,321,775
                                                               =============

--------
*  Non-income producing security.
+ Securities have been segregated for short sale transactions and option contracts commitments (Notes 4 and 6).
++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviations used in this schedule:
   ADR -- American Depositary Receipt
   GDR -- Global Depositary Receipt

                      See Notes to Financial Statements.

          Options Written
          September 30, 2003 (unaudited)



Contracts                                                                   Expiration Strike Price  Value
------------------------------------------------------------------------------------------------------------
    66    AdvancePCS Call..................................................   12/03       $40.0     $ 42,900
    26    Ashanti Goldfields Co. Ltd. Call.................................   12/03         7.5        7,280
    83    Biogen, Inc. Call................................................   10/03        35.0       27,390
   904    Concord EFS, Inc. Call...........................................   12/03        10.0      370,640
    64    Concord EFS, Inc. Call...........................................    1/04        10.0       26,240
   433    Genesis Microchip Inc. Call......................................   12/03        10.0       86,600
    96    IDEC Pharmaceuticals Corp. Call..................................   10/03        30.0       32,640
   130    IGEN International, Inc. Call....................................   12/03        55.0       50,700
   295    PeopleSoft, Inc. Call............................................   10/03        17.5       28,025
   131    PracticeWorks, Inc. Call.........................................   12/03        22.5          655
    15    Right Management Consultants, Inc. Call..........................    4/04        17.5        1,650
   122    Taubman Centers, Inc. Call.......................................   10/03        20.0        1,525
   122    Taubman Centers, Inc. Put........................................   10/03        20.0        6,100
                                                                                                    --------
          TOTAL OPTIONS WRITTEN (Premiums received -- $945,036)............                         $682,345
                                                                                                    ========


                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          September 30, 2003 (unaudited)


  Shares                         Security                            Value
-------------------------------------------------------------------------------
COMMON STOCK
     3,900 21st Century Insurance Group......................... $       53,742
     9,400 3Com Corp.*..........................................         55,460
     3,000 3M Co................................................        207,210
    15,775 99 Cents Only Stores*................................        510,164
     2,400 Abercrombie & Fitch Co., Class A Shares*.............         66,504
     2,750 Action Performance Cos., Inc.........................         67,210
    30,000 Acxiom Corp.*........................................        472,800
     3,700 Adolph Coors Co., Class B Shares.....................        198,912
    11,000 Advanced Medical Optics, Inc.*.......................        197,560
     7,000 Advanced Micro Devices, Inc.*........................         77,770
     2,200 Aeropostale, Inc.*...................................         59,510
    24,200 AGCO Corp.*..........................................        414,788
    36,200 Agilent Technologies, Inc.*..........................        800,382
     3,400 Air Products and Chemicals, Inc......................        153,340
     4,720 Albany International Corp., Class A Shares...........        145,565
     4,670 Albemarle Corp.......................................        128,191
     2,450 Alberto-Culver Co., Class B Shares...................        144,109
    10,950 Albertson's, Inc.....................................        225,242
     8,280 Alcoa Inc............................................        216,605
       300 Alleghany Corp.*.....................................         58,575
     8,800 Allergan, Inc........................................        692,824
       300 ALLETE, Inc..........................................          8,214
    83,000 Allied Waste Industries, Inc.*.......................        896,400
     6,700 Allmerica Financial Corp.*...........................        159,527
    17,300 Amerada Hess Corp....................................        866,730
    15,400 Ameren Corp..........................................        660,814
     2,200 American Capital Strategies, Ltd.....................         54,692
    19,800 American Eagle Outfitters, Inc.*.....................        294,228
     1,700 American Electric Power Co., Inc.....................         51,000
     2,000 American Express Co..................................         90,120
     3,700 American Financial Realty Trust......................         52,170
     1,600 American International Group, Inc....................         92,320
       700 American National Insurance Co.......................         59,535
    51,000 American Tower Corp., Class A Shares*................        517,650
    11,200 AmeriCredit Corp.*...................................        115,360
       700 AmerisourceBergen Corp...............................         37,835
    36,400 AmerUs Group Co......................................      1,237,600
     9,400 AMETEK, Inc..........................................        402,884
     1,000 Amgen Inc.*..........................................         64,570
     3,000 Amli Residential Properties Trust....................         78,600
     4,900 AMR Corp.*...........................................         56,105
     3,500 AmSouth Bancorp......................................         74,270
    10,700 Amylin Pharmaceuticals, Inc.*........................        302,168
     5,500 Andrew Corp.*........................................         67,595
    15,200 Andrx Corp.*.........................................        281,352
     9,703 AngloGold Ltd., Sponsored ADR........................        365,803
     5,200 Anixter International Inc.*..........................        118,404
     7,500 Annaly Mortgage Management Inc.......................        123,150
    21,200 AnnTaylor Stores Corp.*..............................        681,368
     1,500 Apartment Investment & Management Co., Class A Shares         59,040
     3,855 Apex Silver Mines Ltd.*..............................         51,657
     5,700 Apple Computer, Inc.*................................        117,591
     9,000 Applied Materials, Inc.*.............................        163,260
    13,500 Archer-Daniels-Midland Co............................        176,985

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                    Security                       Value
--------------------------------------------------------------------
     6,100 Archstone-Smith Trust...................... $     160,918
     5,400 Arthur J. Gallagher & Co...................       152,712
    11,400 Ashland Inc................................       374,490
    16,875 AT&T Corp..................................       363,656
    40,900 Autodesk, Inc..............................       696,118
     2,700 Avalonbay Communities, Inc.................       126,360
     2,925 Aventis S.A., Sponsored ADR................       152,977
     7,000 Avon Products, Inc.........................       451,920
     5,200 AVX Corp...................................        71,188
     8,675 Baker Hughes Inc...........................       256,693
    11,310 Baldor Electric Co.........................       238,754
    18,800 Bank of Hawaii Corp........................       631,304
     3,100 The Bank of New York Co., Inc..............        90,241
     7,100 Bank One Corp..............................       274,415
    41,100 Baxter International Inc...................     1,194,366
     7,909 BB&T Corp..................................       284,012
     1,100 Bed Bath & Beyond Inc.*....................        41,998
        70 Berkshire Hathaway Inc., Class B Shares*...       174,720
     5,735 Biogen, Inc.*..............................       219,249
     3,400 Bio-Rad Laboratories, Inc., Class A Shares*       173,400
     3,200 The BISYS Group, Inc.*.....................        42,080
     6,800 Black Box Corp.............................       270,708
     1,200 BlackRock, Inc.............................        58,800
    10,000 The Boeing Co..............................       343,300
    13,983 Boise Cascade Corp.........................       385,931
     7,375 Borders Group, Inc.*.......................       139,535
     2,100 BorgWarner, Inc............................       142,485
     7,300 Boston Scientific Corp.*...................       465,740
     4,800 Bowater Inc................................       201,888
    40,400 Brocade Communications Systems, Inc.*......       210,888
     1,700 Brown & Brown, Inc.........................        52,326
       600 Brown-Forman Corp., Class B Shares.........        47,472
     7,500 Brunswick Corp.............................       192,600
     4,025 Burlington Northern Santa Fe Corp..........       116,202
    13,500 Business Objects S.A., Sponsored ADR*......       336,825
     5,650 Cabot Microelectronics Corp.*..............       314,931
    47,900 Cadence Design Systems, Inc.*..............       641,860
    41,500 Calpine Corp.*.............................       202,935
     6,200 Capitol Federal Financial..................       182,032
    16,977 Caremark Rx, Inc.*.........................       383,680
     2,000 CarMax, Inc.*..............................        65,320
    21,700 Catellus Development Corp.*................       530,565
     1,100 CDW Corp...................................        63,514
     9,969 Celgene Corp.*.............................       431,957
       900 CenterPoint Properties Trust...............        61,299
     1,400 Certegy Inc................................        44,954
     5,700 The Charles Schwab Corp....................        67,887
    20,200 The Cheesecake Factory Inc.*...............       730,634
     4,225 ChevronTexaco Corp.........................       301,876
     4,400 The Children's Place Retail Stores, Inc.*..        75,460
     1,300 ChoicePoint Inc.*..........................        43,550
     6,800 The Chubb Corp.............................       441,184
     9,400 CIENA Corp.*...............................        55,554
     5,450 CIGNA Corp.................................       243,342
     5,100 Cincinnati Financial Corp..................       203,796
     1,300 Cintas Corp................................        47,892

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                      Security                        Value
------------------------------------------------------------------------
     7,800 Circuit City Stores, Inc...................... $       74,334
    16,800 Cisco Systems, Inc.*..........................        328,272
    10,100 CIT Group Inc.................................        290,476
    22,000 Citizens Banking Corp.........................        581,020
     4,500 Citizens Communications Co.*..................         50,445
     4,000 Cleco Corp....................................         65,360
     2,300 CNA Financial Corp.*..........................         48,346
     1,800 The Coca-Cola Co..............................         77,328
       400 Cognizant Technology Solutions Corp.*.........         14,588
     7,000 Cognos, Inc.*.................................        217,140
    12,750 Coinstar, Inc.*...............................        171,487
     1,000 Comerica Inc..................................         46,600
    10,285 Commerce Bancorp, Inc.........................        492,754
     1,500 The Commerce Group, Inc.......................         56,940
     5,105 CommScope, Inc.*..............................         61,566
    45,500 Computer Associates International, Inc........      1,188,005
     9,800 Computer Network Technology Corp.*............         85,064
    14,000 Concord EFS, Inc.*............................        191,380
     2,300 ConocoPhillips................................        125,925
     6,225 Constellation Brands, Inc., Class A Shares*...        189,800
    13,245 Convergys Corp.*..............................        242,913
     1,300 Cooper Industries, Ltd., Class A Shares.......         62,439
       401 Cornerstone Realty Income Trust, Inc..........          3,240
    65,200 Costco Wholesale Corp.*.......................      2,026,416
    12,100 Cree, Inc.*...................................        224,092
     9,050 Cummins Inc...................................        402,091
     1,200 Cymer, Inc.*..................................         49,440
     5,000 DaimlerChrysler AG............................        175,300
     5,400 Dana Corp.....................................         83,322
     6,500 Darden Restaurants, Inc.......................        123,500
     9,900 Devon Energy Corp.............................        477,081
    11,500 Diamond Offshore Drilling, Inc................        219,650
     3,300 Dick's Sporting Goods, Inc.*..................        123,222
    13,000 Diebold, Inc..................................        658,450
     5,600 Dillard's, Inc., Class A Shares...............         78,288
     2,400 Donaldson Co., Inc............................        129,360
    18,300 The Dow Chemical Co...........................        595,482
     1,200 Dow Jones & Co., Inc..........................         56,820
       700 Dreyer's Grand Ice Cream Holdings, Inc........         54,432
     4,321 DRS Technologies, Inc.*.......................        104,266
    14,665 DST Systems, Inc.*............................        551,404
     1,300 DTE Energy Co.................................         47,957
    41,700 Duke Energy Corp..............................        742,677
     1,900 Duke Realty Corp..............................         55,480
    11,200 E. I. du Pont de Nemours and Co...............        448,112
     8,400 Eastman Kodak Co..............................        175,896
       600 Eaton Corp....................................         53,172
     9,500 Eaton Vance Corp..............................        318,060
       800 eBay Inc.*....................................         42,808
     6,200 EchoStar Communications Corp., Class A Shares*        237,274
    10,875 Eclipsys Corp.*...............................        173,891
     5,800 EDO Corp......................................        117,450
     7,100 El Paso Corp..................................         51,830
     3,300 Electronic Arts Inc.*.........................        304,359
    15,500 Electronic Data Systems Corp..................        313,100
    13,000 Electronics for Imaging, Inc.*................        303,160

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                         Security                           Value
-----------------------------------------------------------------------------
     5,200 Eli Lilly and Co.................................... $     308,880
    41,970 EMC Corp.*..........................................       530,081
       700 Enbridge Energy Partners, L.P.......................        34,181
    15,300 ENSCO International Inc.............................       410,346
     2,200 Enterprise Products Partners L.P....................        49,720
     5,000 Entravision Communications Corp., Class A Shares*...        47,500
    16,400 Enzon Pharmaceuticals, Inc.*........................       190,896
     4,800 EOG Resources, Inc..................................       200,352
     5,000 Equitable Resources, Inc............................       205,500
    10,150 Equity Office Properties Trust......................       279,429
    11,675 Equity Residential..................................       341,844
    11,200 Erie Indemnity Co., Class A Shares..................       435,680
     6,890 Esterline Technologies Corp.*.......................       132,908
     5,565 Ethan Allen Interiors Inc...........................       200,340
     4,800 Expeditors International of Washington, Inc.........       165,168
       800 Express Scripts, Inc.*..............................        48,920
     7,475 Extended Stay America, Inc.*........................       111,602
     9,400 F.N.B. Corp.........................................       324,300
     8,000 Fair Isaac Corp.....................................       471,680
     5,455 Family Dollar Stores, Inc...........................       217,600
     2,200 Fannie Mae..........................................       154,440
    12,600 Fastenal Co.........................................       476,280
     7,975 Federated Investors, Inc., Class B Shares...........       220,930
     2,300 Fifth Third Bancorp.................................       127,581
    15,650 First American Corp.................................       389,685
    26,540 First Data Corp.....................................     1,060,538
     2,100 First Health Group Corp.*...........................        54,915
     2,600 FirstEnergy Corp....................................        82,940
    64,800 Fleetwood Enterprises, Inc.*........................       600,696
    63,050 Flextronics International Ltd.*.....................       894,049
     7,900 Flowserve Corp.*....................................       160,370
     1,500 Fluor Corp..........................................        55,995
    15,000 Foot Locker, Inc....................................       243,000
    97,800 Ford Motor Co.......................................     1,053,306
     1,400 Forest City Enterprises, Inc., Class A Shares.......        61,250
     2,800 Freddie Mac.........................................       146,580
    33,500 Freeport-McMoRan Copper & Gold, Inc., Class B Shares     1,108,850
     9,991 Fulton Financial Corp...............................       200,619
     1,775 Gabelli Asset Management Inc., Class A Shares*......        63,297
     4,200 Gannett Co., Inc....................................       325,752
    20,800 The Gap, Inc........................................       356,096
     7,500 Gemstar-TV Guide International, Inc.*...............        35,475
     2,500 General Electric Co.................................        74,525
    37,800 General Motors Corp.................................     1,547,154
    13,610 Gentex Corp.........................................       474,172
     7,445 Genuine Parts Co....................................       238,091
     3,400 The Gillette Co.....................................       108,732
     4,600 GlaxoSmithKline PLC, ADR............................       195,040
     7,975 GlobalSantaFe Corp..................................       191,001
     4,700 Goodrich Corp.......................................       113,928
     5,025 Graco Inc...........................................       188,689
     4,700 Grant Prideco, Inc.*................................        47,893
     2,200 Great Lakes Chemical Corp...........................        44,242
     8,425 H&R Block, Inc......................................       363,539
     1,710 Hanson PLC, Sponsored ADR...........................        54,686

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                        Security                          Value
----------------------------------------------------------------------------
     1,300 Harley-Davidson, Inc.............................. $       62,660
     4,600 Harrah's Entertainment, Inc.......................        193,706
     3,825 Harsco Corp.......................................        147,148
    33,800 The Hartford Financial Services Group, Inc........      1,778,894
     9,250 Hasbro, Inc.......................................        172,790
     7,700 Hawaiian Electric Industries, Inc.................        335,181
    20,500 HCA Inc...........................................        755,630
     3,000 Health Management Associates, Inc., Class A Shares         65,430
     2,300 Hewitt Associates, Inc., Class A Shares*..........         56,005
    15,600 Hilb, Rogal and Hamilton Co.......................        484,224
     1,100 Hillenbrand Industries, Inc.......................         62,062
    11,560 Hilton Hotels Corp................................        187,503
     1,200 Holly Corp........................................         29,736
     6,560 HON Industries Inc................................        242,458
     3,600 Honeywell International Inc.......................         94,860
     6,500 Host Marriott Corp.*..............................         69,745
    15,862 HSBC Holdings PLC, Sponsored ADR..................      1,046,892
     4,500 Human Genome Sciences, Inc.*......................         61,470
    10,200 Humana Inc.*......................................        184,110
     7,500 ICOS Corp.*.......................................        287,400
     3,050 IDACORP, Inc......................................         77,775
     1,500 IDEC Pharmaceuticals Corp.*.......................         49,725
     3,200 IDT Corp.*........................................         56,576
     3,600 IMC Global Inc....................................         23,076
     9,400 IMS Health Inc....................................        198,340
    14,000 Inco Ltd.*........................................        388,500
     4,700 IndyMac Bancorp, Inc..............................        108,899
     4,800 Ingram Micro Inc., Class A Shares*................         62,640
     5,515 Insituform Technologies, Inc., Class A Shares*....         97,946
       400 Instinet Group Inc.*..............................          1,908
     2,200 Integrated Circuit Systems, Inc.*.................         66,088
     1,163 InterActiveCorp*..................................         38,445
     9,600 InterMune Inc.*...................................        183,168
     4,750 International Business Machines Corp..............        419,568
    12,700 International Paper Co............................        495,554
     1,300 International Speedway Corp., Class A Shares......         57,057
    10,600 Internet Security Systems, Inc.*..................        132,500
    94,600 The Interpublic Group of Cos., Inc................      1,335,752
    14,200 Interstate Bakeries Corp..........................        213,000
     4,000 Intuit Inc.*......................................        192,960
     6,700 Investment Technology Group, Inc.*................        128,506
       800 Investors Financial Services Corp.................         25,120
     8,500 InVision Technologies, Inc.*......................        206,890
     1,400 Iron Mountain Inc.*...............................         50,260
     8,600 Itron, Inc.*......................................        172,602
     2,600 IVAX Corp.*.......................................         50,960
     1,300 Jacobs Engineering Group Inc.*....................         58,630
     3,500 Janus Capital Group Inc...........................         48,895
     3,400 Jefferson-Pilot Corp..............................        150,892
     4,150 Johnson Controls, Inc.............................        392,590
     5,400 Jones Apparel Group, Inc..........................        161,622
     2,035 Kennametal Inc....................................         76,109
     1,200 Kerr-McGee Corp...................................         53,568
    21,700 KeyCorp...........................................        554,869
       900 Kinder Morgan, Inc................................         48,609
     1,747 Kinder Morgan Management, LLC.*...................         66,683

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                          Security                            Value
--------------------------------------------------------------------------------
    10,300 King Pharmaceuticals, Inc.*........................... $      156,045
    10,200 KLA-Tencor Corp.*.....................................        524,280
     1,700 Kmart Holding Corp.*..................................         42,534
     2,900 Knight-Ridder, Inc....................................        193,430
     1,400 Kohl's Corp.*.........................................         74,900
     1,300 Krispy Kreme Doughnuts, Inc.*.........................         50,050
    14,700 The Kroger Co.*.......................................        262,689
    13,400 Laboratory Corp. of America Holdings*.................        384,580
    13,000 Lamar Advertising Co.*................................        381,420
     4,224 LandAmerica Financial Group, Inc......................        193,628
     3,725 Landstar System, Inc.*................................        227,300
    13,600 Lee Enterprises, Inc..................................        525,912
     6,573 Lehman Brothers Holdings Inc..........................        454,063
     2,100 Lennar Corp., Class A Shares..........................        163,359
     9,100 Level 3 Communications, Inc.*.........................         49,322
     7,000 LifePoint Hospitals, Inc.*............................        168,350
     3,400 Limited Brands........................................         51,272
     9,200 Lincare Holdings Inc.*................................        337,180
     1,500 Lincoln National Corp.................................         53,070
     8,407 Lockheed Martin Corp..................................        387,983
   304,896 Lucent Technologies Inc.*.............................        658,575
    23,495 Lyondell Chemical Co..................................        300,266
       100 M&T Bank Corp.........................................          8,730
    19,704 MAF Bancorp, Inc......................................        752,693
     4,700 Manhattan Associates, Inc.*...........................        121,683
    24,139 Manulife Financial Corp...............................        697,617
     2,100 Marsh & McLennan Cos., Inc............................         99,981
     4,475 Marshall & Ilsley Corp................................        141,052
    18,800 Martha Stewart Living Omnimedia, Inc., Class A Shares*        173,900
     5,455 Martin Marietta Materials, Inc........................        198,835
     7,300 Masco Corp............................................        178,704
     5,800 Mattel, Inc...........................................        109,968
     3,900 Maxim Integrated Products, Inc........................        154,050
    70,785 Maxtor Corp.*.........................................        861,453
     8,475 The May Department Stores Co..........................        208,739
    10,100 McDermott International, Inc.*........................         57,671
     4,000 The McGraw-Hill Cos., Inc.............................        248,520
     2,200 MeadWestvaco Corp.....................................         56,100
     9,000 Medicis Pharmaceutical Corp., Class A Shares..........        527,400
     2,800 Medtronic, Inc........................................        131,376
    16,686 Mercantile Bankshares Corp............................        667,440
    26,215 Metro One Telecommunications, Inc.*...................         91,228
     4,600 Metro-Goldwyn-Mayer Inc.*.............................         70,564
     3,400 Mettler-Toledo International Inc.*....................        122,230
    55,100 Micron Technology, Inc.*..............................        739,442
    25,106 Mid-Atlantic Realty Trust.............................        527,226
     3,600 Millennium Pharmaceuticals, Inc.*.....................         55,404
     3,090 Minerals Technologies Inc.............................        157,281
     2,000 MKS Instruments, Inc.*................................         43,320
     2,300 Mohawk Industries, Inc.*..............................        164,036
     2,100 Molex Inc.............................................         60,039
     2,000 The MONY Group Inc....................................         65,100
       200 Moody's Corp..........................................         10,994
     7,200 Motorola, Inc.........................................         86,184
     2,100 Murphy Oil Corp.......................................        123,375
     4,925 Mylan Laboratories Inc................................        190,351

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                    Security                       Value
---------------------------------------------------------------------
     4,600 Myriad Genetics, Inc.*..................... $       52,256
    16,300 National Australia Bank Ltd., Sponsored ADR      1,700,579
     2,300 National Fuel Gas Co.......................         52,555
     3,500 National Instruments Corp..................        140,875
     2,000 National Processing, Inc.*.................         38,640
    18,100 Navistar International Corp.*..............        674,768
     7,745 NCO Group, Inc.*...........................        181,775
     6,095 NCR Corp.*.................................        193,151
     1,700 Neuberger Berman Inc.......................         71,179
     5,240 Neurocrine Biosciences, Inc.*..............        259,485
     2,300 New Plan Excel Realty Trust................         53,590
    32,804 New York Community Bancorp, Inc............      1,033,654
     6,700 The New York Times Co., Class A Shares.....        291,182
     5,300 Newell Rubbermaid Inc......................        114,851
     5,500 Newfield Exploration Co.*..................        212,135
     1,700 Newmont Mining Corp........................         66,453
     6,500 Nextel Partners, Inc., Class A Shares*.....         51,025
     1,100 NIKE, Inc., Class B Shares.................         66,902
     5,100 NiSource Inc...............................        101,898
     3,000 Noble Corp.*...............................        101,970
     5,125 Noble Energy, Inc..........................        196,288
     6,150 Northeast Utilities........................        110,208
     1,300 Northern Trust Corp........................         55,172
     6,200 Northrop Grumman Corp......................        534,564
    12,600 Novellus Systems, Inc.*....................        425,250
     1,700 NSTAR......................................         80,750
     1,300 NTL Inc.*..................................         61,256
     6,925 Nucor Corp.................................        317,719
    11,100 Nuveen Investments, Class A Shares.........        305,250
    10,125 Odyssey Re Holdings Corp...................        208,373
     1,730 Omnicom Group Inc..........................        124,301
    44,200 ONEOK, Inc.................................        891,514
     8,755 Orthodontic Centers of America, Inc.*......         68,989
     2,400 Oshkosh Truck Corp.........................         95,064
     1,400 OSI Pharmaceuticals, Inc.*.................         45,458
    34,900 Owens-Illinois, Inc.*......................        398,558
    30,200 Packaging Corp. of America*................        586,484
     3,340 Palm Harbor Homes, Inc.*...................         57,214
    10,750 PanAmSat Corp.*............................        155,660
    20,400 Parker-Hannifin Corp.......................        911,880
     1,300 Patterson Dental Co.*......................         74,854
    24,073 Patterson-UTI Energy, Inc.*................        651,656
     1,600 Paychex, Inc...............................         54,288
    26,214 Pennsylvania Real Estate Investment Trust..        876,858
     4,992 People's Bank..............................        149,460
     1,591 PeopleSoft, Inc.*..........................         28,940
     4,600 The Pep Boys -- Manny, Moe & Jack..........         70,380
     4,550 PerkinElmer, Inc...........................         69,661
    11,300 PG&E Corp.*................................        270,070
     8,050 Phelps Dodge Corp.*........................        376,740
     5,600 Philadelphia Suburban Corp.................        134,848
    88,000 The Phoenix Cos., Inc......................      1,016,400
     1,500 Piedmont Natural Gas Co., Inc..............         58,500
     7,225 Pier 1 Imports, Inc........................        139,009
     2,200 Pioneer Natural Resources Co.*.............         56,012
     5,200 Pitney Bowes Inc...........................        199,264

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                       Security                         Value
-------------------------------------------------------------------------
    18,250 PMA Capital Corp., Class A Shares............... $     228,672
     3,744 PNC Financial Services Group....................       178,140
     2,700 Pogo Producing Co...............................       122,256
     2,950 Polaris Industries Inc..........................       218,742
    12,300 PPG Industries, Inc.............................       642,306
     1,100 PPL Corp........................................        45,045
    12,458 Precision Castparts Corp........................       437,276
     7,100 Premcor Inc.*...................................       164,507
     3,100 Pride International, Inc.*......................        52,545
     3,850 Principal Financial Group, Inc..................       119,311
    21,300 Progress Energy, Inc............................       946,998
     2,400 The Progressive Corp............................       165,864
     4,200 ProLogis........................................       127,050
     8,100 ProQuest Co.*...................................       213,030
    11,000 Protein Design Labs, Inc.*......................       152,460
     8,250 QUALCOMM Inc....................................       343,530
     4,000 Quest Diagnostics Inc.*.........................       242,560
    16,600 Radio One, Inc., Class D Shares*................       238,376
     5,250 Ralcorp Holdings, Inc.*.........................       145,425
     8,100 Raymond James Financial, Inc....................       294,435
     7,100 Reebok International Ltd........................       237,353
     3,900 Regions Financial Corp..........................       133,575
     4,800 Reinsurance Group of America, Inc...............       195,600
     1,500 Renal Care Group, Inc.*.........................        51,225
    45,813 ResortQuest International, Inc.*................       302,366
     6,100 RF Micro Devices, Inc.*.........................        56,669
    34,100 Robert Half International Inc.*.................       664,950
     7,925 Roper Industries, Inc...........................       345,134
     5,200 Ross Stores, Inc................................       241,072
     6,800 Rowan Cos., Inc.*...............................       167,144
     7,300 Roxio, Inc.*....................................        63,291
     2,125 Royal Dutch Petroleum Co., NY Registered Shares.        93,925
    17,300 Safeway Inc.*...................................       396,862
     9,300 SCANA Corp......................................       318,525
     2,575 Schlumberger Ltd................................       124,630
     4,700 Scholastic Corp.*...............................       135,313
     9,450 School Specialty, Inc.*.........................       266,584
    16,500 Scottish Re Group Ltd...........................       398,475
     1,300 The Scotts Co., Class A Shares*.................        71,110
     2,525 SEACOR SMIT Inc.*...............................        91,329
    11,600 Sealed Air Corp.*...............................       547,868
     6,300 Sears, Roebuck and Co...........................       275,499
     1,700 SEI Investments Co..............................        55,250
    11,700 Semtech Corp.*..................................       215,982
     5,270 Sensient Technologies Corp......................       110,670
     5,275 Shell Transport & Trading Co. PLC, Sponsored ADR       199,184
     6,575 The Sherwin-Williams Co.........................       193,371
     5,800 Siebel Systems, Inc.*...........................        56,376
   256,400 Sierra Pacific Resources*.......................     1,243,540
     4,425 Sigma-Aldrich Corp..............................       229,834
     5,000 Silicon Valley Bancshares*......................       138,150
     5,750 Simon Property Group, Inc.......................       250,585
    99,500 Skyworks Solutions, Inc.*.......................       905,450
     1,800 SLM Corp........................................        70,128
    36,500 Smithfield Foods, Inc.*.........................       700,800
     3,500 Smurfit-Stone Container Corp.*..................        52,430

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                        Security                          Value
----------------------------------------------------------------------------
     5,875 Snap-on Inc....................................... $      162,444
    41,500 Solectron Corp.*..................................        242,775
    14,449 The South Financial Group, Inc....................        359,636
     5,900 The Southern Co...................................        172,988
     5,675 SouthTrust Corp...................................        166,788
     5,300 Southwest Airlines Co.............................         93,810
     4,925 Southwest BanCorp. of Texas, Inc..................        179,812
    14,927 Sovereign Bancorp, Inc............................        276,896
    17,825 Sprint Corp.......................................        269,157
     2,730 SPS Technologies, Inc.*...........................        122,850
     1,800 The St. Joe Co....................................         57,744
     8,900 The St. Paul Cos., Inc............................        329,567
     1,700 Starbucks Corp.*..................................         48,960
       300 Starwood Hotels & Resorts Worldwide, Inc..........         10,440
       900 State Street Corp.................................         40,500
    55,200 Steelcase Inc., Class A Shares....................        650,256
     1,400 Stericycle, Inc.*.................................         66,038
    47,200 Sun Microsystems, Inc.*...........................        156,232
     2,500 Sunoco, Inc.......................................        100,550
     8,625 Sunrise Senior Living, Inc.*......................        226,234
     1,600 SunTrust Banks, Inc...............................         96,592
     4,400 Superior Industries International, Inc............        178,420
     6,975 Swift Transportation Co., Inc.*...................        158,263
    13,000 Synopsys, Inc.*...................................        400,010
     1,900 Synovus Financial Corp............................         47,481
     6,550 The Talbots, Inc..................................        228,268
     2,895 TALX Corp.........................................         71,275
     3,400 Target Corp.......................................        127,942
    12,312 Taubman Centers, Inc..............................        241,315
     1,100 TCF Financial Corp................................         52,745
     7,950 Tech Data Corp.*..................................        245,258
    10,100 TECO Energy, Inc..................................        139,582
     4,200 Telephone and Data Systems, Inc...................        237,468
     8,700 Tellabs, Inc.*....................................         59,073
    10,850 Temple-Inland Inc.................................        526,768
    14,700 Teradyne, Inc.*...................................        273,420
     6,300 Teva Pharmaceutical Industries Ltd., Sponsored ADR        360,045
     3,100 Texas Genco Holdings, Inc.........................         73,780
     2,700 Texas Instruments Inc.............................         61,560
     6,900 Tidewater Inc.....................................        195,270
    75,778 Time Warner Inc.*.................................      1,145,006
     2,400 The TJX Cos., Inc.................................         46,608
     5,900 Too Inc.*.........................................         86,907
     2,825 Total SA, Sponsored ADR...........................        214,135
    81,000 Toys "R" Us, Inc.*................................        974,430
     2,700 Transocean Inc.*..................................         54,000
     2,970 Trex Co., Inc.*...................................         92,219
     4,300 Triad Hospitals, Inc.*............................        130,204
     8,805 Trico Marine Services, Inc.*......................         18,579
     5,600 Trizec Properties, Inc............................         68,656
     6,402 Troy Financial Corp...............................        224,134
    30,600 TXU Corp..........................................        720,936
    26,300 Tyco International Ltd............................        537,309
     5,100 Unilever NV, NY Registered Shares.................        301,818
       498 Union Pacific Corp................................         28,969
     5,875 Unisource Energy Corp.............................        111,743
    13,640 United Dominion Realty Trust, Inc.................        249,748

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


  Shares                      Security                       Value
----------------------------------------------------------------------
    29,340 United States Cellular Corp.*................. $    853,794
    30,000 United States Steel Corp......................      551,400
     2,100 Unitrin, Inc..................................       63,966
     1,700 Univision Communications Inc., Class A Shares*       54,281
     7,380 Unocal Corp...................................      232,618
    20,800 US Oncology, Inc.*............................      152,048
    14,200 UST Inc.......................................      499,556
     6,600 Valassis Communications, Inc.*................      174,240
     5,200 Valhi, Inc....................................       58,552
     3,425 The Valspar Corp..............................      159,776
     3,625 Varian Medical Systems, Inc.*.................      208,365
     7,700 Verity, Inc.*.................................      100,639
     6,400 Verizon Communications Inc....................      207,616
     7,150 Viad Corp.....................................      170,742
     3,200 Vishay Intertechnology, Inc.*.................       56,064
     3,150 Vulcan Materials Co...........................      125,717
     1,100 W.W. Grainger, Inc............................       52,305
     5,200 Wachovia Corp.................................      214,188
     2,700 Waddell & Reed Financial, Inc., Class A Shares       63,639
    18,200 Walgreen Co...................................      557,648
     1,700 Wal-Mart Stores, Inc..........................       94,945
     8,075 Washington Federal, Inc.......................      203,571
     4,720 Washington Mutual, Inc........................      185,826
     1,700 Waste Management, Inc.........................       44,489
     5,775 Waypoint Financial Corp.......................      115,500
    22,650 webMethods, Inc.*.............................      180,747
     5,325 Webster Financial Corp........................      212,361
     1,200 Weight Watchers International, Inc.*..........       49,920
     4,825 Wells Fargo & Co..............................      248,488
     6,100 Wendy's International, Inc....................      197,030
       200 Wesco Financial Corp..........................       67,994
     8,500 Westport Resources Corp.*.....................      200,090
     3,325 Weyerhaeuser Co...............................      194,346
     7,300 Whirlpool Corp................................      494,721
       100 White Mountains Insurance Group Ltd...........       39,703
     1,100 Whole Foods Market, Inc.*.....................       60,698
     1,200 The Williams Cos., Inc........................       11,304
     4,425 Williams-Sonoma, Inc.*........................      119,387
     4,000 Wilmington Trust Corp.........................      123,040
    10,300 Winn-Dixie Stores, Inc........................       99,395
       900 Wm. Wrigley Jr. Co............................       49,770
     3,100 Wynn Resorts, Ltd.*...........................       56,358
    29,400 Xcel Energy, Inc..............................      454,818
   147,000 Xerox Corp.*..................................    1,508,220
    24,368 Yahoo! Inc.*..................................      862,140
    25,908 Yellow Corp.*.................................      774,131
     6,400 Yum! Brands, Inc.*............................      189,568
     1,100 Zale Corp.*...................................       48,851
     1,050 Zebra Technologies Corp., Class A Shares*.....       54,168
                                                          ------------
           TOTAL COMMON STOCK
           (Proceeds -- $127,113,762)....................  138,314,498
                                                          ------------

                      See Notes to Financial Statements.

          Schedule of Securities Sold Short
          (unaudited) (continued)


   Face
  Amount                        Security                              Value
-------------------------------------------------------------------------------
CORPORATE CONVERTIBLE BONDS
$1,000,000 First Data Corp., Notes, 4.700% due 11/1/06............ $  1,069,264
           General Motors Corp.:
 1,000,000   Notes, 7.200% due 1/15/11............................    1,055,230
   600,000   Sr. Notes, 7.125% due 7/15/13........................      630,495
   500,000 Liberty Media Corp., Bonds, 7.875% due 7/15/09.........      579,112
   200,000 Lucent Technologies Inc., Notes, 7.250% due 7/15/06....      193,500
                                                                   ------------
           TOTAL CORPORATE CONVERTIBLE BONDS
           (Proceeds -- $3,454,072)...............................    3,527,601
                                                                   ------------
U.S. TREASURY OBLIGATIONS
           U.S. Treasury Notes:
   900,000   1.500% due 7/31/05...................................      902,356
 2,925,000   2.625% due 5/15/08...................................    2,918,261
   450,000   3.875% due 2/15/13...................................      449,930
                                                                   ------------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Proceeds -- $4,225,493)...............................    4,270,547
                                                                   ------------
           TOTAL OPEN SHORT SALES
           (Proceeds -- $134,793,327)............................. $146,112,646
                                                                   ============

--------
*  Non-income producing security.

                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          September 30, 2003 (unaudited)

   ASSETS:
    Investments, at value (Cost -- $168,681,773)............... $184,311,775
    Repurchase agreements, at value (Cost -- $27,010,000)......   27,010,000
    Cash.......................................................   16,764,824
    Deposits with brokers for short sales (Note 6).............  134,793,327
    Receivable for securities sold.............................    6,354,887
    Receivable for Fund shares sold............................      858,980
    Dividends and interest receivable..........................      569,431
                                                                ------------
    Total Assets...............................................  370,663,224
                                                                ------------
   LIABILITIES:
    Short sales, at value (Proceeds -- $134,793,327) (Note 6)..  146,112,646
    Payable for securities purchased...........................    6,610,282
    Payable for Fund shares reacquired.........................      808,259
    Written options, at value (Premiums received -- $945,036)
      (Note 4).................................................      682,345
    Management fee payable.....................................      237,475
    Dividends payable for short sales..........................      223,902
    Administration fee payable.................................       35,173
    Accrued expenses...........................................       94,809
                                                                ------------
    Total Liabilities..........................................  154,804,891
                                                                ------------
   Total Net Assets............................................ $215,858,333
                                                                ============
   NET ASSETS:
    Par value of shares of beneficial interest................. $     25,130
    Capital paid in excess of par value........................  212,703,777
    Undistributed net investment income........................      121,875
    Accumulated net realized loss on investment transactions,
      options and short sales..................................   (1,565,816)
    Net unrealized appreciation of investments, options
      written, short sales and foreign currencies..............    4,573,367
                                                                ------------
   Total Net Assets............................................ $215,858,333
                                                                ============
   Shares Outstanding..........................................   25,130,088
                                                                ============
   Net Asset Value, per share.................................. $       8.59
                                                                ============

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended September 30, 2003 (unaudited)


INVESTMENT INCOME:
 Dividends................................................................. $  1,958,436
 Interest..................................................................    1,186,671
 Less: Foreign withholding tax.............................................       (2,282)
                                                                            ------------
 Total Investment Income...................................................    3,142,825
                                                                            ------------
EXPENSES:
 Management fee (Note 2)...................................................    1,493,219
 Dividends on short sales..................................................    1,133,789
 Administration fee (Note 2)...............................................      225,641
 Custody...................................................................       75,206
 Shareholder servicing fees................................................       31,485
 Shareholder communications................................................       28,594
 Registration fees.........................................................       23,542
 Audit and legal...........................................................       14,142
 Trustees' fees............................................................        4,171
 Other.....................................................................        3,008
                                                                            ------------
 Total Expenses............................................................    3,032,797
                                                                            ------------
Net Investment Income......................................................      110,028
                                                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, SHORT SALES
AND FOREIGN CURRENCIES (NOTES 3, 4 AND 6):
 Realized Gain (Loss) From:
   Investment transactions.................................................   14,682,353
   Options written.........................................................      (24,891)
   Options purchased.......................................................      (31,131)
   Short sales.............................................................  (15,222,965)
   Foreign currency transactions...........................................          124
                                                                            ------------
 Net Realized Loss.........................................................     (596,510)
                                                                            ------------
 Change in Net Unrealized Appreciation From:
   Investments.............................................................    2,816,588
   Foreign currencies......................................................           (7)
                                                                            ------------
 Increase in Net Unrealized Appreciation...................................    2,816,581
                                                                            ------------
Net Gain on Investments, Options, Short Sales and Foreign Currencies.......    2,220,071
                                                                            ------------
Increase in Net Assets From Operations..................................... $  2,330,099
                                                                            ============

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

                                                                     September 30    March 31
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income.............................................. $    110,028  $    504,980
 Net realized gain (loss)...........................................     (596,510)    1,004,185
 Increase in net unrealized appreciation............................    2,816,581     1,921,800
                                                                     ------------  ------------
 Increase in Net Assets From Operations.............................    2,330,099     3,430,965
                                                                     ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..............................................           --      (571,668)
 Net realized gains.................................................           --    (3,164,456)
                                                                     ------------  ------------
 Decrease in Net Assets From Distributions to Shareholders..........           --    (3,736,124)
                                                                     ------------  ------------
FUND SHARE TRANSACTIONS (NOTE 7):
 Net proceeds from sale of shares...................................   58,715,301   186,596,638
 Net asset value of shares issued for reinvestment of dividends.....           --     3,673,666
 Cost of shares reacquired..........................................  (65,175,788)  (65,404,394)
                                                                     ------------  ------------
 Increase (Decrease) in Net Assets From Fund Share Transactions.....   (6,460,487)  124,865,910
                                                                     ------------  ------------
Increase (Decrease) in Net Assets...................................   (4,130,388)  124,560,751
NET ASSETS:
 Beginning of period................................................  219,988,721    95,427,970
                                                                     ------------  ------------
 End of period*..................................................... $215,858,333  $219,988,721
                                                                     ============  ============
* Includes undistributed net investment income of:.................. $    121,875  $     11,723
                                                                     ============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)

1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Fund"), a separate investment fund of Consulting Group Capital Markets Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the Fund and fourteen separate investment funds: Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current mean between the current bid and ask price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.

          Notes to Financial Statements
          (unaudited) (continued)


2. Investment Management Agreement, Administration Agreement and Other Transactions

The Trust has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Fund (collectively, "Advisers").

Under the Management Agreement, the Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Fund's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Fund's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                                      Maximum
                                                                        Actual       Allowable
                                                                    Management Fee     Annual
Advisers                                               Advisory Fee    Incurred    Management Fee
-------------------------------------------------------------------------------------------------
Multi-Strategy Market Neutral Investments............                    1.32%          1.80%
   Calamos Asset Management..........................      1.00%
   Camden Asset Management, L.P......................      1.20
   Franklin Portfolio Associates LLC.................      1.00
   Freeman Associates Investment Management LLC......      0.90
   Pegasus Investments, Inc..........................      1.20
   SSI Investment Management Inc.....................      1.00

In addition, the following changes were made:

   . Freeman Associates Investment Management LLC was added as an additional adviser, effective April 2, 2003.
   . Camden Asset Management, L.P. was added as an additional adviser, effective April 3, 2003.

SBFM also acts as the Trust's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2003, the Fund paid transfer agent fees of $33,034 to CTB.

For the six months ended September 30, 2003, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

          Notes to Financial Statements
          (unaudited) (continued)


3. Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                    Purchases................. $269,384,156
                                               ============
                    Sales..................... $259,277,059
                                               ============

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                    Gross unrealized
                      appreciation............  $18,287,808
                    Gross unrealized
                      depreciation............   (2,657,806)
                                                -----------
                    Net unrealized appreciation $15,630,002
                                                ===========

4. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At September 30, 2003, the Fund held purchased call options with a total cost of $161,590.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases.

          Notes to Financial Statements
          (unaudited) (continued)


The following written call option transactions occurred during the six months ended September 30, 2003:

                                                       Number of
                                                       Contracts  Premiums
    ------------------------------------------------------------------------
    Options written, outstanding at March 31, 2003....     452   $  187,574
    Options written...................................   2,890    1,041,034
    Options closed....................................    (554)    (207,839)
    Options exercised.................................    (301)     (75,733)
                                                         -----   ----------
    Options written, outstanding at September 30, 2003   2,487   $  945,036
                                                         =====   ==========

5. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

6. Short Sales of Securities

A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

7. Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                          Six Months Ended    Year Ended
                                         September 30, 2003 March 31, 2003
                                         ------------------ --------------
Shares sold.............................      6,887,723       21,766,768
Shares issued on reinvestment...........             --          431,688
Shares reacquired.......................     (7,641,791)      (7,625,094)
                                             ----------       ----------
Net Increase (Decrease).................       (754,068)      14,573,362
                                             ==========       ==========

8. Subsequent Event
The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business

          Notes to Financial Statements
          (unaudited) (continued)

by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

          Financial Highlights


For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                                      2003(1)(2)    2003(2)   2002(2)  2001(2)  2000(2)(3)
                                                                      ----------   --------  -------   -------  ----------
Net Asset Value, Beginning of Period..............................     $   8.50    $   8.44  $  8.14   $  8.36   $  8.00
                                                                       --------    --------  -------   -------   -------
Income From Operations:
  Net investment income(4)(5).....................................         0.00*       0.03     0.10      0.32      0.19
  Net realized and unrealized gain(5).............................         0.09        0.23     0.32      0.23      0.44
                                                                       --------    --------  -------   -------   -------
Total Income From Operations......................................         0.09        0.26     0.42      0.55      0.63
                                                                       --------    --------  -------   -------   -------
Less Distributions From:
  Net investment income...........................................           --       (0.03)   (0.12)    (0.35)    (0.02)
  Net realized gains..............................................           --       (0.17)   (0.00)*   (0.42)    (0.25)
                                                                       --------    --------  -------   -------   -------
Total Distributions...............................................           --       (0.20)   (0.12)    (0.77)    (0.27)
                                                                       --------    --------  -------   -------   -------
Net Asset Value, End of Period....................................     $   8.59    $   8.50  $  8.44   $  8.14   $  8.36
                                                                       ========    ========  =======   =======   =======
Total Return(6)...................................................         1.06%++     3.11%    5.20%     6.68%     7.98%++
Net Assets, End of Period (000s)..................................     $215,858    $219,989  $95,428   $45,122   $32,583
Ratios to Average Net Assets:
  Total expenses before dividend expense on short sales(4)(7).....         1.68%+      1.70%    1.88%     1.90%     1.90%+
  Dividend expense from short sales...............................         1.01+       0.94     0.59      0.61      0.80+
  Total expenses..................................................         2.69+       2.64     2.47      2.51      2.70+
  Net investment income(5)........................................         0.10+       0.35     1.23      3.71      2.65+
Portfolio Turnover Rate...........................................          138%        229%     324%      317%      249%

--------
(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(4)The manager has agreed to waive a portion of its management fee for the year ended March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expense not included, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                                                 Expense Ratio Without
                                     Per Share Decrease to      Fee Waiver and Dividend
                                     Net Investment Income      Expense from Short Sales
                                     ---------------------      ------------------------
        2001........................         $0.01                           2.05%
        2000........................          0.05                           2.64+

(5) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.11, $0.31 and 1.31%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(6) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7)As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                              WWW.SMITHBARNEY.COM




[LOGO]
SMITHBARNEY
      citigroup

         (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney
          and Consulting Group are divisions of Citigroup Global Markets Inc.
        Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.


              This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not
        authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.

        TK 2122 11/03    Consulting Group Capital Markets Funds . 222 Delaware
                      Avenue . Wilmington, Delaware    .    19801

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.


         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Consulting Group Capital Markets Funds

Date: December 12, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Consulting Group Capital Markets Funds

Date: December 12, 2003

By:   /s/ Andrew B. Shoup
      (Andrew B. Shoup)
      Chief Administrative Officer of
      Consulting Group Capital Markets Funds

Date: December 12, 2003